UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05577

The Glenmede Fund, Inc.
(Exact name of Registrant as specified in charter)

200 Clarendon Street Boston, Massachusetts		02116
(Address of principal executive offices)		(Zip code)

Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-442-8299

Date of fiscal year end:	October 31, 2006

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments. – The schedules of investments for the period ended July 31, 2006, are filed herewith.

THE GLENMEDE FUND, INC.
Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2006 – (Unaudited)

Face
Amount		Value
AGENCY DISCOUNT NOTES – 21.2%
	Federal Home Loan Mortgage Corporation – 12.7%
$10,000,000	4.86% due 8/1/06	$10,000,000
20,000,000	5.15% due 8/1/06	20,000,000
10,000,000	5.16% due 8/1/06	10,000,000
12,305,000	4.76% due 9/5/06	12,248,055
10,000,000	4.79% due 9/5/06	9,953,431
10,000,000	4.981% due 10/31/06	9,874,091
7,500,000	5.245% due 1/23/07	7,308,776
7,500,000	5.15% due 7/24/07	7,116,969
		86,501,322
	Federal National Mortgage Association – 8.5%
9,250,000	5.20% due 9/6/06	9,201,900
10,000,000	5.21% due 9/18/06	9,930,533
30,000,000	4.98% due 11/1/06	29,617,740
10,000,000	5.00% due 3/30/07	9,665,278
		58,415,451
	TOTAL AGENCY DISCOUNT NOTES
	(Cost $144,916,773)	144,916,773

AGENCY NOTES – 25.8%
	Federal Home Loan Bank – 13.0%
1,380,000	2.43% due 9/8/06	1,373,447
1,000,000	2.15% due 9/29/06	992,202
7,195,000	2.625% due 10/16/06	7,163,886
2,030,000	4.835% due 11/9/06	2,074,190
5,000,000	3.125% due 11/15/06	4,969,568
1,415,000	2.375% due 12/26/06	1,388,987
10,000,000	2.37% due 12/26/06	9,807,211
10,000,000	2.25% due 12/26/06	9,882,559
4,675,000	3.10% due 12/29/06	4,616,867
5,000,000	4.65% due 12/29/06	5,001,508
5,000,000	2.225% due 1/10/07	4,914,801
14,285,000	2.26% due 1/26/07	14,018,134
7,100,000	4.65% due 2/22/07	7,137,216
5,000,000	4.84% due 2/22/07	4,992,214
10,000,000	5.375% due 6/19/07	10,041,685
		88,374,475
	Federal Home Loan Mortgage Corporation – 4.7%
1,975,000	3.00% due 9/29/06	1,972,710
8,000,000	3.125% due 11/13/06	7,975,977
9,700,000	3.50% due 11/17/06	9,672,953

$2,470,000	2.50% due 11/28/06	$2,436,941
1,570,000	2.45% due 12/11/06	1,545,467
8,230,000	2.40% due 3/29/07	8,133,639
		31,737,687
	Federal National Mortgage Association – 8.1%
8,813,000	2.75% due 8/11/06	8,831,687
5,000,000	3.00% due 9/7/06	5,007,019
4,967,000	4.375% due 10/15/06	5,015,973
10,000,000	3.00% due 11/22/06	9,924,981
15,000,000	3.25% due 12/21/06	14,865,611
5,040,000	3.50% due 12/22/06	5,000,764
4,451,000	2.625% due 1/19/07	4,386,226
2,497,000	3.31% due 1/26/07	2,463,889
		55,496,150
	TOTAL AGENCY NOTES
	(Cost $175,608,312)	175,608,312

Face
Amount
REPURCHASE AGREEMENTS – 53.3%
165,000,000	With Bear Stearns, Inc., dated 7/31/06, 5.28%, principal and interest in the amount of $165,024,200, due 8/1/06, (collateralized by FHR #2763 with a par value of $66,357,474, coupon rate of 5.72%, due 4/15/30, market value of $66,523,368, FHR #2755 with a par value of $28,959,702, coupon rate of 5.77%, due 5/15/30, market value of $29,101,605, FHR #2755 with a par value of $36,581,817, coupon rate of 5.77%, due 5/15/30, market value of $36,764,726, FHR #2835 with a par value of $36,720,132, coupon rate of 5.72%, due 11/15/30, market value of $36,720,132		165,000,000
33,182,585	With Merrill Lynch & Co., Inc., dated 7/31/06, 5.22%, principal and interest in the amount of $33,187,396, due 8/1/06, (collateralized by FN #821366 with a par value of $34,375,541, coupon rate of 4.95%, due 6/1/35, market value of $33,859,908)		33,182,585
165,000,000	With Paine Webber, Inc. , dated 7/31/06, 5.19%, principal and interest in the amount of $165,023,788, due 8/1/06, (collateralized by FN #737023 with a par value of $23,107,635, coupon rate of 4.50%, due 9/1/18, market value of $22,125,561, FG #A47394 with a par value of $77,236,569, coupon rate of 5.00%, due 10/1/35, market value of $73,058,071, FN #745180 with a par value of $78,224,231, coupon rate of 4.00%, due 8/1/18, market value of $73,186,591)		165,000,000
	TOTAL REPURCHASE AGREEMENTS
	(Cost $363,182,585)		363,182,585

TOTAL INVESTMENTS
(Cost $683,707,670) (2)		100.3%	$683,707,670
LIABILITIES IN EXCESS OF OTHER ASSETS		(0.3)	(2,210,301)
NET ASSETS		100.0%	$681,497,369

*	Percentages indicated are based on net assets.
(1)	Rate represents annualized discount yield at date of purchase.
(2)	Aggregate cost for federal tax purposes was $683,707,670.
Abbreviation:
FG —	Federal Home Loan Mortgage Corporation Gold
FHR —	Federal Home Loan Mortgage Corporation REMIC
FN—	Federal National Mortgage Association

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2006 – (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES – 95.8%
	Daily Variable/Floating Rate Notes – 61.7%
$6,800,000	California State Economic Recovery, Series C-1, State Guaranteed, (SPA: Landesbank Baden-Wurttemberg),
	3.66% due 7/1/23 *(1)	$6,800,000
3,890,000	California State, Economic Recovery, Series C-2, State Guaranteed (SPA: Bank of America),
	3.60% due 7/1/23	3,890,000
8,275,000	California State, Economic Recovery, Series C-3, State Guaranteed (SPA: Landesbank Hessen-Thuer),
	3.60% due 7/1/23	8,275,000
2,050,000	California State, Economic Recovery, Series C-5, (SPA: Bank of America),
	3.53% due 7/1/23	2,050,000
11,200,000	California State, Series A-3, (LOC: Westdeutsche Landesbank 80% & J.P. Morgan Chase 20%),
	3.60% due 5/1/33	11,200,000
1,900,000	Charlotte, Mecklenburg Hospital Authority, North Carolina Health Care System Revenue, Carolinas Healthcare, Series D (SPA: Bank of America),
	3.66% due 1/15/26	1,900,000
14,460,000	Clark County, Nevada, School District Revenue, Series B, (SPA: Bayerische Landesbank), (FSA Insured),
	3.65% due 6/15/21	14,460,000
10,800,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C (LOC: KBC Bank NV),
	3.58% due 7/1/27	10,800,000
2,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-1,
	3.60% due 7/1/29	2,100,000
5,905,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospitals of Cleveland, (LOC: J.P. Morgan Chase),
	3.65% due 1/1/16	5,905,000
22,730,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	3.64% due 12/1/15	22,730,000
6,300,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobile Corp. Project,
	3.60% due 11/1/19	6,300,000
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, ExxonMobil Corp. Project:
5,300,000	3.60% due 6/1/20	5,300,000
1,950,000	3.60% due 10/1/24	1,950,000

$2,600,000	Hapeville, Georgia, Development Authority, Industrial Development Revenue, Hapeville Hotel Ltd., (LOC: Bank of America),
	3.65% due 11/1/15	$2,600,000
10,100,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, (ExxonMobil Corp.),
	3.60% due 3/1/24	10,100,000
2,120,000	Hennepin County, Minnesota, General Obligations, Series A, (LOC: State Street Bank & Trust Co.),
	3.50% due 12/1/25	2,120,000
1,700,000	Idaho Health Facilities Authority Revenue, St. Lukes Medical Center, (FSA Insured),
	3.68% due 7/1/30	1,700,000
17,220,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center Project, (SPA: Bayerische Landesbank), (FSA Insured),
	3.65% due 7/1/35	17,220,000
4,000,000	Indiana Health Facility Financing Authority Hospital Revenue, Clarian Health Obligations, Series B, (SPA; J.P. Morgan Chase),
	3.70% due 3/1/30	4,000,000
900,000	Irvine Ranch, California, Water District Numbers 105, 140, 240 & 250, (LOC: State Street Bank & Trust Co.),
	3.60% due 1/1/21	900,000
9,700,000	Irvine Ranch, California, Water District, Capital improvement Project, (LOC: Landesbank Baden-Wurttemberg),
	3.60% due 8/1/16	9,700,000
4,105,000	Irvine Ranch, California, Water District, General Obligation, (LOC: Landesbank Baden-Wurttemberg),
	3.48% due 6/1/15	4,105,000
920,000	Irvine Ranch, California, Water District, Series A, (LOC; Bank of America),
	3.48% due 5/1/09	920,000
100,000	Irvine, California, Improvement Board Act of 1915, Assesment District No. 00-18, Series A, (LOC: Bank of New York),
	3.59% due 9/2/26	100,000
9,413,000	Irvine, California, Improvement Board Act of 1915, Assesment District No. 93-14, (LOC: Bank of America),
	3.60% due 9/2/25	9,413,000
1,000,000	Jackson County Mississippi, Port Facilities Revenue, Chevron USA, Inc. Project,
	3.68% due 6/1/23	1,000,000
4,000,000	Jacksonville, Florida, Pollution Control Revenue, Refunding, Florida Power & Light Co., Project,
	3.73% due 5/1/29	4,000,000
	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board:
10,300,000	3.65% due 9/1/20	10,300,000
10,605,000	3.65% due 9/1/20	10,605,000

$3,000,000	Kemmerer, Wyoming, Pollution Control Revenue, DATES, ExxonMobil Corp. Project,
	3.60% due 9/1/21	$3,000,000
8,300,000	Lawrence County, South Dakota, Pollution Control Revenue, Daily Refunding, Homestake Mining Co., Series B (LOC: J.P. Morgan Chase),
	3.68% due 7/1/32	8,300,000
2,225,000	Lehigh County, Pennsylvania, General Purpose Authority Revenue, Lehigh Valley Hospital, Series B, (SPA: Wachovia Bank), (MBIA Insured),
	3.65% due 7/1/29	2,225,000
3,600,000	Lincoln County, Wyoming, Pollution Control Revenue ExxonMobil Corp.,
	3.60% due 8/1/15	3,600,000
1,175,000	Lincoln County, Wyoming, Pollution Control Revenue ExxonMobil Corp., Project - C,
	3.60% due 11/1/14	1,175,000
2,085,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project - A,
	3.60% due 11/1/14	2,085,000
21,385,000	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue. Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale),
	3.65% due 12/1/25	21,385,000
18,000,000	Loudoun County, Virginia, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series E,
	3.65% due 2/15/38	18,000,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg),
	3.65% due 12/1/30	2,300,000
12,700,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-3, (SPA: National Australia Bank),
	3.60% due 7/1/35	12,700,000
13,700,000	Montgomery, Alabama, Industrial Development Board, Pollution Control and Solid Waste Disposal Revenue, General Electric Project,
	3.65% due 5/1/21	13,700,000
3,700,000	Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project,
	3.65% due 12/1/14	3,700,000
15,995,000	New Jersey Economic Development Authority Revenue, Stolthaven Perth Amboy Project, Series A, (LOC: Citibank NA),
	3.61% due 1/15/18	15,995,000
8,890,000	New Jersey, State Educational Facilities Authority Revenue, Princeton University, Series F,
	3.30% due 7/1/23	8,890,000
6,640,000	New York City, New York, General Obligations, Subseries A-7, (SPA: Bank of Nova Scotia), (AMBAC Insured),
	3.63% due 11/1/24	6,640,000
	New York City, New York, General Obligations, Subseries B-2, (LOC: J.P. Morgan Chase):
1,240,000	3.66% due 8/15/18	1,240,000
2,865,000	3.66% due 8/15/20	2,865,000

$3,000,000	New York City, New York, General Obligations, Subseries B-4, (SPA: Landesbank Hessen-Thuer), (MBIA Insured),
	3.65% due 8/15/23	$3,000,000
2,710,000	New York City, New York, General Obligations, Subseries E-2, (LOC: J.P. Morgan Chase),
	3.66% due 8/1/21	2,710,000
1,000,000	New York City, New York, General Obligations, Subseries F-2, (SPA: Credit Locale de France),
	3.65% due 1/1/36	1,000,000
6,510,000	New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue, Series C, (SPA: Credit Locale de France),
	3.66% due 6/15/33	6,510,000
	New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue, Series C, (SPA: FGIC), (FGIC Insured):
9,140,000	3.65% due 6/15/22	9,140,000
3,100,000	3.65% due 6/15/23	3,100,000
700,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, General Electric Project,
	3.65% due 7/1/19	700,000
4,000,000	New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	3.66% due 6/15/35	4,000,000
2,600,000	Newport Beach, California, Hoag Memorial Presbyterian Hospital Revenue, (SPA: Bank of America),
	3.53% due 10/1/22	2,600,000
1,300,000	North Carolina Medical Care Commission, ACES, Pooled Financing Projects, Series B, (LOC: Wachovia Bank),
	3.68% due 10/1/13	1,300,000
4,700,000	North Central Texas, Health Facility Development Corp. Revenue, Presbyterian Medical Center, Series C, (SPA: J.P. Morgan Chase), (MBIA Insured),
	3.65% due 12/1/15	4,700,000
2,775,000	North Central Texas, Health Facility Development Corp. Revenue, Presbyterian Medical Center, Series D, (SPA: J.P. Morgan Chase), (MBIA Insured),
	3.65% due 12/1/15	2,775,000
1,800,000	Orange County, California, Sanitation District Partnership, Series B, (SPA: Credit Local de France),
	3.60% due 8/1/30	1,800,000
6,000,000	Peninsula Ports Authority, Virginia, Coal Revenue Refunding, Dominion Terminal Associates, Term PJ-C, (LOC: Citibank NA),
	3.65% due 7/1/16	6,000,000
2,135,000	Sublette County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	3.60% due 11/1/14	2,135,000
5,700,000	Unita County, Wyoming Pollution Control Revenue, Chevron USA, Inc. Project,
	3.68% due 8/15/20	5,700,000

$13,695,000	University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES, Series A, (SPA: Landesbank Hessen-Thuer),
	3.65% due 2/15/31	$13,695,000
	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project:
5,400,000	3.60% due 10/1/25	5,400,000
4,000,000	3.60% due 12/1/29	4,000,000
11,740,000	Virginia Commonwealth University, Revenue Bonds, Series A, (LOC: Wachovia Bank), (AMBAC Insured),
	3.65% due 11/1/30	11,740,000
7,825,000	Washington State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series B, (SPA: Credit Suisse First Boston), (MBIA Insured),
	3.65% due 2/15/27	7,825,000
10,445,000	Wisconsin State Health & Educational Facilities Authority Revenue, Gundersen Lutheran, Series B, (SPA: Credit Locale de France), (FGIC Insured),
	3.70% due 5/1/33	10,445,000
	Total Daily Variable/Floating Rate Notes
	(Cost $430,518,000)	430,518,000

	Weekly Variable/Floating Rate Notes – 34.1%
3,100,000	Alabama Special Care Facilities Financing Authority, Montgomery Hopsital Revenue, (FGIC Insured),
	3.61% due 4/1/15	3,100,000
3,200,000	Alaska State, Housing Finance Corp., Housing Development, Series D, (MBIA Insured),
	3.59% due 6/1/37	3,200,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi Family Housing Revenue, AAMHA LLC Project, (LOC: FNMA),
	3.64% due 12/18/25	5,605,000
7,165,000	Burke County, Georgia, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series A, (SPA: Credit Locale de France), (FGIC Insured),
	3.66% due 1/1/19	7,165,000
4,650,000	California Housing Finance Agency Revenue, Multi Family Housing III, Series D, (LOC: FNMA),
	3.44% due 2/1/35	4,650,000
2,920,000	Charlotte, North Carolina, Airport Revenue, Series A, (SPA: J.P. Morgan Chase), (MBIA Insured),
	3.62% due 7/1/16	2,920,000
3,715,000	Chicago, Illinois, O’Hare International Airport Revenue, General Airport 2nd Lien B, (LOC: Societe Generale),
	3.61% due 1/1/15	3,715,000
1,355,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Huntington Woods, Series A (SPA: Societe Generale) (FSA Insured),
	3.69% due 1/1/21	1,355,000
1,000,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kimberly Forest, Series B (SPA: Societe Generale), (FSA Insured),
	3.69% due 1/1/21	1,000,000

$1,100,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kings Arms Apartments, Series D (SPA: Societe Generale) (FSA Insured),
	3.69% due 1/1/21	$1,100,000
2,335,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Ten Oaks Apartments, Series F (SPA: Societe Generale) (FSA Insured),
	3.69% due 1/1/21	2,335,000
1,000,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank),
	3.65% due 9/1/24	1,000,000
2,100,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank),
	3.65% due 12/1/33	2,100,000
1,400,000	Colton, California, Redevelopment Agency, Multi Family Housing Revenue, 1985 Issue, Series A (LOC: Coast Federal Bank & Federal Home Loan Bank),
	3.48% due 5/1/10	1,400,000
7,355,000	Connecticut State General Obligations, Series B (SPA: Bayerische Landesbank),
	3.60% due 5/15/14	7,355,000
10,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2,
	3.50% due 7/1/27	10,100,000
1,600,000	Dauphin County, Pennsylvania, General Authority, School District Pooled Financing, PG II, (SPA: Bank of Nova Scotia), (AMBAC Insured),
	3.67% due 9/1/32	1,600,000
1,000,000	Delaware River & Bay Authority Revenue, Series B, (SPA: Credit Locale de France), (AMBAC Insured),
	3.59% due 1/1/30	1,000,000
1,900,000	Durham, North Carolina, Public Improvements, (SPA: Wachovia Bank),
	3.64% due 2/1/13	1,900,000
6,900,000	Emmaus, Pennsylvania, General Authority Revenue (SPA: Wachovia Bank), (FSA Insured),
	3.66% due 12/1/28	6,900,000
3,000,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series A,
	3.61% due 10/1/25	3,000,000
600,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series C,
	3.64% due 10/1/25	600,000
4,300,000	Florida State Housing Finance Agency, Multi Family Housing Revenue, Series A, (LOC: FHLMC),
	3.53% due 2/1/08	4,300,000
2,300,000	Hamilton County, Ohio, Hospital Facilities Revenue, Health Alliance, Series E, (SPA: Credit Suisse First Boston), (MBIA Insured),
	3.51% due 12/1/13	2,300,000

$2,300,000	Illinois Health Facilities Authority Revenue, Decatur Memorial Hospital Project, Series A (SPA: Northern Trust Company), (MBIA Insured),
	3.66% due 11/15/24	$2,300,000
16,700,000	Illinois Housing Development Authority, Housing Revenue, Illinois Center Apartments, GTY AGMT-Metropolitan Life (FHLMC Insured),
	3.61% due 1/1/08	16,700,000
1,900,000	Iowa Higher Education Loan Authority Revenue, Education Loan Private College Facilities, (SPA: J.P. Morgan Chase), (MBIA Insured),
	3.72% due 12/1/15	1,900,000
1,355,000	Kentucky Area Development Districts, Lease Program Revenue, Ewing, Kentucky, (LOC: Wachovia Bank),
	3.76% due 6/1/33	1,355,000
663,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank),
	3.55% due 7/1/28	663,000
8,000,000	Lisle, Illinois, Multi Family Revenue Housing Four Lakes Phase V, (FNMA Collateral Agreement Insured),
	3.65% due 9/15/26	8,000,000
600,000	Los Angeles County, California Pension Obligation, Series C, (SPA: Bank of Nova Scotia), (AMBAC Insured),
	3.51% due 6/30/07	600,000
114,936	Los Angeles, California, Multi Family Housing Revenue, Series K, (LOC: FHLB),
	3.62% due 7/1/10	114,936
2,090,000	Louisiana Public Facilities Authority Revenue, College and University Equipment and Capital, Series A, (SPA: Societe Generale), (FGIC Insured),
	3.67% due 9/1/10	2,090,000
6,600,000	Maine Health & Higher Educational Facility Authority Revenue, Bowdoin College, Series B, (LOC: State Street Bank & Co.),
	3.61% due 7/1/25	6,600,000
10,500,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	3.52% due 11/1/26	10,500,000
5,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	3.61% due 12/1/29	5,000,000
200,000	Massachusetts State Housing Finance Agency, Revenue Refunding, Multi Family Housing Project, Series A, (FNMA Collateral Agreement),
	3.61% due 1/15/10	200,000
9,100,000	Massachusetts State Water Resources Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuer),
	3.56% due 8/1/28	9,100,000
5,400,000	Mecklenburg County, North Carolina, General Obligatuions, Series C, (SPA: Wachovia Bank),
	3.63% due 2/1/18	5,400,000

$3,000,000	Minneapolis, Minnesota, Revenue, Guthrie Theater Project, Series A, (LOC: Wells Fargo Bank),
	3.52% due 10/1/23	$3,000,000
3,225,000	Minneapolis, Minnesota, Multifamily Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank),
	3.60% due 12/1/27	3,225,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank),
	3.50% due 11/1/29	6,430,000
4,190,000	Moffat County, Colorado, Pollution Control Revenue, Natural Rural Utility Cooperative, (SPA: J.P. Morgan Chase), (AMBAC Insured),
	3.67% due 7/1/10	4,190,000
9,900,000	New Jersey State Turnpike Authority Revenue, Series D, (LOC: Societe Generale), (FGIC Insured),
	3.59% due 1/1/18	9,900,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Commerzbank),
	3.62% due 11/15/28	7,600,000
1,850,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-C, (SPA: Credit Local de France),
	3.59% due 11/1/22	1,850,000
8,200,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-D, (SPA: Credit Local de France),
	3.59% due 11/1/22	8,200,000
10,300,000	New York State Local Government Assistance Corp., Series B, (LOC: Westdeutsche Landesbank 50% & Bayerische Landesbank 50%),
	3.55% due 4/1/23	10,300,000
200,000	Ohio State University General Receipts,
	3.55% due 12/1/07	200,000
	Ohio State University General Receipts, Series B:
9,165,000	3.51% due 12/1/29	9,165,000
3,800,000	3.51% due 12/1/29	3,800,000
1,739,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC; Wells Fargo Bank),
	3.60% due 12/1/15	1,739,000
4,200,000	Tulsa, Oklahoma, Tulsa Industrial Authority Revenue, University of Tulsa, Series B, (SPA: Credit Locale de France), (MBIA Insured),
	3.67% due 10/1/26	4,200,000
13,000,000	Washington State, (SPA: Landesbank Hessen-Thuer),
	3.58% due 6/1/20	13,000,000
1,250,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank),
	3.65% due 11/1/25	1,250,000
	Total Weekly Variable/Floating Rate Notes
	(Cost $238,271,936)	238,271,936

	TOTAL VARIABLE/FLOATING RATE NOTES
	(Cost $668,789,936)	668,789,936

FIXED RATE NOTES – 4.1%
	Fixed Rate Notes – 4.1%
$5,000,000	Colorado State, General Fund Revenue Anticipation Notes:
	4.50% due 6/27/07		$5,033,470
5,000,000	District of Columbia Tax & Revenue Anticipation Notes:
	4.00% due 9/29/06		5,002,950
5,000,000	Michigan State, General Obligations Unlimited Notes:
	4.50% due 9/29/06		5,006,773
2,500,000	Philadelphia, Pennsylvania, Tax & Revenue Anticipation Notes:
	4.50% due 6/29/07		2,516,028
11,050,000	Texas State Tax & Revenue Anticipation Notes:
	4.50% due 8/31/06		11,059,393

	TOTAL FIXED RATE NOTES
	(Cost $28,618,614)		28,618,614

TOTAL INVESTMENTS
(Cost $697,408,550) (2)		99.9%	$697,408,550
OTHER ASSETS IN EXCESS OF LIABILITIES		0.1	783,420
NET ASSETS		100.0%	$698,191,970

*	Percentages indicated are based on net assets.
(1)

Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(2)	Aggregate cost for federal tax purposes was $697,408,550.

Abbreviations:
AMBAC —	American Municipal Bond Assurance Corporation
DATES —	Daily Adjustable Tax-Exempt Securities
FGIC —	Financial Guaranty Insurance Corporation
FHLMC —	Federal Home Loan Mortgage Corporation
FNMA —	Federal National Mortgage Association
FSA —	Financial Security Assurance
LOC —	Letter of Credit
MBIA —	Municipal Bond Investors Assurance
SPA —	Stand-By Purchase Agreement
UPDATES —	Unit Price Demand Adjustable Tax-Exempt Securities

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2006 — (Unaudited)

Face
Amount		Value
AGENCY NOTES — 16.2% *
	Federal Home Loan Bank — 8.7%
$9,000,000	3.875% due 12/1/06 (1)	$8,950,788
3,000,000	3.625% due 1/15/08	2,929,383
5,000,000	3.875% due 8/22/08	4,867,610
		16,747,781
	Federal Home Loan Mortgage Corporation — 7.5%
5,000,000	3.75% due 4/15/07 (1)	4,941,455
2,000,000	4.00% due 12/15/09	1,924,592
5,000,000	7.00% due 3/15/10 (1)	5,285,275
2,000,000	6.875% due 9/15/10	2,117,296
		14,268,618
	TOTAL AGENCY NOTES
	(Cost $31,398,659)	31,016,399

MORTGAGE-BACKED SECURITIES — 33.2% (2)
	Federal Home Loan Mortgage Corporation — 1.2%
4,457	# 555359, 6.50% due 4/1/08	4,443
1,921,065	# C00742, 6.50% due 4/1/29	1,956,177
131,370	# D78677, 8.00% due 3/1/27	138,699
129,526	# D84894, 8.00% due 12/1/27	136,749
20,632	# G00807, 9.50% due 3/1/21	21,438
60,740	# G10753, 6.50% due 9/1/09	60,804
		2,318,310
	Federal National Mortgage Association — 26.9%
12,861	# 125275, 7.00% due 3/1/24	13,221
49,684	# 252806, 7.50% due 10/1/29	51,498
1,938,297	# 254685, 5.00% due 4/1/18	1,888,977
513,019	# 255159, 5.50% due 3/1/19	508,909
1,741,266	# 256216, 7.00% due 3/1/36	1,785,819
87,519	# 313795, 9.50% due 1/1/25	96,074
25,288	# 313796, 9.50% due 2/1/21	27,358
82,872	# 313815, 6.50% due 1/1/11	83,111
385,694	# 373328, 8.00% due 3/1/27	408,277
292,979	# 390895, 8.00% due 6/1/27	310,133
54,519	# 395715, 8.00% due 8/1/27	57,711
596,608	# 397602, 8.00% due 8/1/27	631,540
33,239	# 405845, 8.00% due 11/1/27	35,186
11,809	# 499335, 6.50% due 8/1/29	12,011
3,691	# 523497, 7.50% due 11/1/29	3,826
129,274	# 535729, 6.50% due 2/1/16	131,160
127,036	# 535962, 6.50% due 5/1/16	128,917
229,557	# 555016, 6.50% due 10/1/17	232,957
19,066	# 588945, 7.00% due 6/1/31	19,583

$83,856	# 595134, 6.50% due 7/1/16	$85,098
403,077	# 596498, 6.00% due 7/1/16	407,054
513,252	# 607862, 7.00% due 9/1/31	527,181
64,931	# 608777, 6.50% due 10/1/16	65,893
120,326	# 624571, 7.00% due 3/1/32	123,573
772,317	# 625990, 5.50% due 12/1/16	766,586
121,232	# 643340, 6.50% due 3/1/17	123,044
82,334	# 656872, 6.50% due 8/1/32	83,639
1,770,159	# 686230, 5.50% due 2/1/18	1,755,978
117,049	# 687575, 7.00% due 2/1/36	120,188
2,029,834	# 740449, 5.50% due 9/1/18	2,013,572
1,617,073	# 768557, 5.50% due 2/1/21	1,604,118
5,034,267	# 789859, 6.00% due 8/1/34	5,014,042
1,479,138	# 820811, 6.00% due 4/1/35	1,470,907
1,945,560	# 867021, 7.00% due 3/1/36	1,995,339
13,570,000	TBA, 5.50% due 8/1/21 (3)	13,421,571
3,220,000	TBA, 6.00% due 8/1/21 (3)	3,247,170
11,000,000	TBA, 5.00% due 8/1/36 (3)	10,408,750
2,000,000	TBA, 6.50% due 8/1/36 (3)	2,023,124
		51,683,095
	Government National Mortgage Association — 5.1%
126,549	# 460389, 7.00% due 5/15/28	130,614
48,316	# 464049, 7.00% due 7/15/28	49,868
60,285	# 476259, 7.00% due 8/15/28	62,222
52,603	# 485264, 7.50% due 2/15/31	54,755
28,270	# 496632, 7.00% due 12/15/28	29,178
216,176	# 539971, 7.00% due 1/15/31	223,118
23,091	# 556417, 7.00% due 6/15/31	23,833
4,588	# 557379, 7.00% due 5/15/31	4,735
100,309	# 559304, 7.00% due 9/15/31	103,530
135,736	# 570289, 7.00% due 1/15/32	140,073
36,900	# 571365, 7.00% due 12/15/31	38,085
430,017	# 574687, 6.00% due 4/15/34	430,765
3,500,000	TBA, 5.50% due 8/1/36 (3)	3,425,625
5,000,000	TBA, 6.00% due 8/1/36 (3)	5,000,000
		9,716,401
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost $63,938,290)	63,717,806

Face
Amount
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
593,444	Credit-Based Asset Servicing Series 1999-CB1-Class 1A, 6.50% due 9/25/26	601,464
312,777	Federal National Mortgage Association Series, 1993-135 (IO) 6.50% due 7/25/08	6,475
343,594	Washington Mutual Mortgage Securities Corp., Series 2003-MS9 - Class 1P (PO), 0.00% due 12/25/33	285,539
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $886,953)	893,478

Face
Amount
CORPORATE NOTES — 28.5%
$5,000,000	American General Finance Corp., 4.50% due 11/15/07	$4,938,985
7,000,000	Citigroup, Inc. 5.00% due 9/15/14	6,637,764
5,000,000	General Electric Capital Corp., 5.875% due 2/15/12	5,072,305
6,000,000	Goldman Sachs Group, Inc. 5.125% due 1/15/15	5,680,938
5,000,000	IBM Corp., 4.75% due 11/29/12	4,799,930
6,000,000	JPMorgan Chase & Co. 5.15% due 10/1/15	5,683,842
6,000,000	Morgan Stanley, 4.75% due 4/1/14	5,572,296
3,000,000	Procter & Gamble Co. (The), 4.75% due 6/15/07	2,982,288
4,000,000	Procter & Gamble Co. (The), 4.85% due 12/15/15	3,773,972
5,000,000	Wal-Mart Stores, Inc., 4.55% due 5/1/13	4,725,505
5,000,000	Wells Fargo & Co., 5.125% due 9/15/16	4,741,225
	TOTAL CORPORATE NOTES
	(Cost $56,161,099)	54,609,050

US TREASURY NOTES/BONDS — 19.8%
8,819,040	U.S. Inflation Index Treasury Bond (TIPS), 1.875% due 7/15/13 (1) (4)	8,523,117
5,000,000	U.S. Treasury Bond, 7.875% due 2/15/21 (4)	6,373,440
7,900,000	U.S. Treasury Bond, 6.125% due 8/15/29 (1) (4)	8,926,384
8,500,000	U.S. Treasury Note 4.50% due 2/15/16 (4)	8,187,225
6,000,000	U.S. Treasury Note, 3.125% due 1/31/07 (1) (4)	5,940,936
	TOTAL US TREASURY NOTES/BONDS
	(Cost $37,891,837)	37,951,102

REPURCHASE AGREEMENT — 0.0%
35,628	With Investors Bank & Trust Co., dated 7/31/06, 4.75%, principal and interest in the amount of $35,633 due 8/1/06, (collateralized by SBA #506928 with a par value of $34,442, coupon rate of 8.07%, due 7/25/29, market value of $37,410)	35,628
	TOTAL REPURCHASE AGREEMENT
	(Cost $35,628)	35,628

INVESTMENTS OF SECURITY LENDING COLLATERAL — 18.5%
1,360,262	Abbey National PLC, Eurodollar Term, 5.29%, due 8/11/06	1,360,262
1,360,261	American Beacon Funds, Money Market Fund	1,360,261
1,360,262	Bank of Montreal, Eurodollar Overnight, 5.29%, due 8/3/06	1,360,262
1,360,261	Bank of the West, Eurodollar Overnight, 5.25%, due 8/7/06	1,360,261
1,088,209	Barton Capital LLC, Commercial Paper, 5.313%, due 8/11/06	1,088,209
1,360,261	BGI Institutional Money Market Fund	1,360,261
1,360,262	BNP Paribas, Eurodollar Term, 5.26%, due 8/8/06	1,360,262
1,360,261	Branch Banker & Trust, Eurodollar Term, 5.355%, due 8/28/06	1,360,261
1,360,261	Calyon, Eurodollar Term, 5.37%, due 9/1/06	1,360,261
816,157	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.36%, due 8/29/06	816,157
1,088,209	Clipper Receivables Corp., Commercial Paper, 5.344%, due 8/14/06	1,088,209
1,360,262	Dexia Group, Eurodollar Term, 5.275%, due 8/10/06	1,360,262
1,250,730	Goldman Sachs Financial Square Prime Obligations Fund, Money Market Fund	1,250,730
816,157	Greyhawk Funding, Commercial Paper, 5.389%, due 8/21/06	816,157

$1,360,262	Harris NA, Eurodollar Overnight, 5.29%, due 8/7/06		$1,360,262
1,360,262	Kitty Hawk Funding Corp., Commercial Paper, 5.376%, due 8/21/06		1,360,262
1,360,262	Lloyds TSB Bank, Eurodollar Term, 5.28%, due 8/10/06		1,360,262
1,360,261	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.303%, due 8/1/06		1,360,261
1,360,261	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 8/1/06		1,360,261
1,360,261	National Australia Bank, Eurodollar Overnight, 5.29%, due 8/1/06		1,360,261
1,360,261	Paradigm Funding LLC, Commercial Paper, 5.341%, due 8/15/06		1,360,261
1,360,261	Park Avenue Receivables Corp., Commercial Paper, 5.291%, due 8/1/06		1,360,261
952,183	Rabobank Nederland, Eurodollar Overnight, 5.29%, due 8/1/06		952,183
1,360,262	Regions Bank, Eurodollar Overnight, 5.27%, due 8/4/06		1,360,262
1,088,209	Sheffield Receivables Corp., Commercial Paper, 5.311%, due 8/11/06		1,088,209
1,130,002	Svenska Handlesbanken, Eurodollar Overnight, 5.29%, due 8/1/06		1,130,002
1,360,262	Variable Funding Capital Co., Commercial Paper, 5.272%, due 8/2/06		1,360,262
1,360,262	Wells Fargo, Eurodollar Term, 5.33%, due 8/14/06		1,360,262
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $35,435,086)		35,435,086

TOTAL INVESTMENTS
(Cost $225,747,552) (5)		116.7%	$223,658,549
LIABILITIES IN EXCESS OF OTHER ASSETS		(16.7)	(31,991,811)
NET ASSETS		100.0%	$191,666,738

*	Percentages indicated are based on net assets.
(1)	All or a portion of security segregated as collateral for when-issued securities.
(2)	Represents current face amount at July 31, 2006.
(3)	When-issued security.
(4)	Securities or partial securities on loan. See Note 1.
(5)	Aggregate cost for federal tax purposes was $225,747,552.

Abbreviations:
IO —	Interest Only
PO —	Principal Only
SBA —	Small Business Administration
TBA —	To be announced
TIPS —	Treasury Inflation Protected Security

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS — 99.9% *
	Aerospace & Defense — 4.3%
17,892	Boeing Co.	$1,385,199
33,290	United Technologies Corp.	2,070,305
		3,455,504
	Air Freight & Logistics — 1.7%
20,400	United Parcel Service, Inc. - Class B	1,405,764

	Beverages — 2.7%
34,450	PepsiCo, Inc.	2,183,441

	Biotechnology — 1.8%
21,150	Amgen, Inc. (1)	1,475,001

	Capital Markets — 7.8%
24,000	Bank of New York Co. (The), Inc.	806,640
15,575	Goldman Sachs Capital, Inc.	2,379,081
30,675	Merrill Lynch & Co., Inc.	2,233,753
19,675	Nuveen Investments, Inc. - Class A (2)	934,366
		6,353,840
	Chemicals — 1.4%
18,220	Air Products & Chemicals, Inc.	1,164,805

	Commercial Services & Supplies — 1.4%
32,503	Waste Management, Inc.	1,117,453

	Communications Equipment — 2.4%
58,950	Cisco Systems, Inc. (1)	1,052,257
44,525	Nokia OYJ ADR	883,821
		1,936,078
	Computers & Peripherals — 4.1%
15,475	Apple Computer, Inc. (1)	1,051,681
38,000	Hewlett-Packard Co.	1,212,580
14,145	International Business Machines Corp.	1,094,964
		3,359,225
	Diversified Financial Services — 5.1%
40,810	Citigroup, Inc.	1,971,531
47,000	J.P. Morgan Chase & Co.	2,144,140
		4,115,671
	Diversified Telecommunication Services — 0.1%
2,508	Embarq Corp. (1)	113,487

	Energy Equipment & Services — 4.7%
41,400	BJ Services Co.	1,501,578
13,650	ENSCO International, Inc. (2)	630,903
37,525	Smith International, Inc.	1,672,489

		$3,804,970
	Food & Staples Retailing — 1.6%
40,000	CVS Corp.	1,308,800

	Food Products — 4.0%
34,850	Kellogg Co.	1,678,724
44,450	McCormick & Co., Inc.	1,558,417
		3,237,141
	Gas Utilities — 1.7%
15,486	Questar Corp.	1,372,060

	Health Care Equipment & Supplies — 2.1%
33,975	Medtronic, Inc.	1,716,417

	Health Care Providers & Services — 3.7%
32,800	Caremark Rx, Inc.	1,731,840
21,425	Quest Diagnostics, Inc.	1,288,071
		3,019,911
	Hotels, Restaurants & Leisure — 1.9%
33,850	Yum! Brands, Inc.	1,523,250

	Household Products — 4.0%
41,075	Church & Dwight, Inc.	1,499,237
29,250	Colgate-Palmolive Co.	1,735,110
		3,234,347
	Industrial Conglomerates — 1.5%
16,900	3M Co.	1,189,760

	Insurance — 7.9%
14,225	AMBAC Financial Group, Inc.	1,182,240
33,095	Assurant, Inc. (2)	1,594,186
20,200	Hartford Financial Services Group, Inc.	1,713,768
24,300	Prudential Financial, Inc.	1,910,952
		6,401,146
	IT Services — 1.7%
47,775	Accenture, Ltd. - Class A (2)	1,397,896

	Machinery — 3.8%
18,670	Deere & Co.	1,354,882
38,800	Illinois Tool Works, Inc.	1,774,324
		3,129,206
	Metals & Mining — 1.2%
23,630	BHP Billiton Ltd. ADR (2)	997,186

	Oil, Gas & Consumable Fuels — 6.4%
30,425	ConocoPhillips	2,088,372
20,045	Exxon Mobil Corp.	1,357,848
33,860	Hess Corp.	1,791,194
		5,237,414
	Pharmaceuticals — 7.5%
27,720	Johnson & Johnson	1,733,886
39,275	Novartis AG ADR	2,208,041
44,680	Wyeth	2,165,640
		6,107,567

	Semiconductors & Semiconductor Equipment — 2.1%
35,000	Intersil Corp. - Class A	$822,850
23,615	Silicon Laboratories, Inc. (1)	871,866
		1,694,716
	Software — 4.2%
24,200	Adobe Systems, Inc. (1)	689,942
18,750	Autodesk, Inc. (1)	639,563
58,425	BEA Systems, Inc. (1)	685,910
92,000	Oracle Corp. (1)	1,377,240
		3,392,655
	Speciality Retail — 3.1%
16,750	American Eagle Outfitters, Inc. (2)	550,405
17,000	Circuit City Stores, Inc.	416,500
31,130	Sherwin-Williams Co. (The)	1,575,178
		2,542,083
	Textiles, Apparel & Luxury Goods — 2.2%
22,500	Nike, Inc. - Class B	1,777,500

	Thrifts & Mortgage Finance — 0.9%
20,450	Countrywide Financial Corp.	732,724

	Wireless Telecommunication Services — 0.9%
13,924	NII Holdings, Inc. - Class B (1)	734,909

	TOTAL COMMON STOCKS (Cost $70,903,031)	81,231,927

Face
Amount
REPURCHASE AGREEMENT — 1.2%
984,497	With Investors Bank & Trust Co., dated 7/31/06, 4.75%, principal and interest in the amount of $984,627 due 8/1/06, collateralized by FNR #2002-92FA with a par value of $1,026,322, coupon rate of 5.935%, due 1/25/33, market value of $1,033,722)	984,497
	TOTAL REPURCHASE AGREEMENT (Cost $984,497)	984,497

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 6.8%
213,208	Abbey National PLC, Eurodollar Term, 5.29%, due 8/11/06	213,208
213,208	American Beacon Funds, Money Market Fund	213,208
213,208	Bank of Montreal, Eurodollar Overnight, 5.29%, due 8/3/06	213,208
213,208	Bank of the West, Eurodollar Overnight, 5.25%, due 8/7/06	213,208
170,567	Barton Capital LLC, Commercial Paper, 5.313%, due 8/11/06	170,567
213,208	BGI Institutional Money Market Fund	213,208
213,208	BNP Paribas, Eurodollar Term, 5.26%, due 8/8/06	213,208
213,208	Branch Banker & Trust, Eurodollar Term, 5.355%, due 8/28/06	213,208
213,209	Calyon, Eurodollar Term, 5.37%, due 9/1/06	213,209
127,925	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.36%, due 8/29/06	127,925
170,567	Clipper Receivables Corp., Commercial Paper, 5.344%, due 8/14/06	170,567
213,208	Dexia Group, Eurodollar Term, 5.275%, due 8/10/06	213,208

$196,041	Goldman Sachs Financial Square Prime Obligations Fund, Money Market Fund	$196,041
127,925	Greyhawk Funding, Commercial Paper, 5.389%, due 8/21/06	127,925
213,209	Harris NA, Eurodollar Overnight, 5.29%, due 8/7/06	213,209
213,209	Kitty Hawk Funding Corp., Commercial Paper, 5.376%, due 8/21/06	213,209
213,209	Lloyds TSB Bank, Eurodollar Term, 5.28%, due 8/10/06	213,209
213,209	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.303%, due 8/1/06	213,209
213,209	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 8/1/06	213,209
213,209	National Australia Bank, Eurodollar Overnight, 5.29%, due 8/1/06	213,209
213,209	Paradigm Funding LLC, Commercial Paper, 5.341%, due 8/15/06	213,209
213,209	Park Avenue Receivables Corp., Commercial Paper, 5.291%, due 8/1/06	213,209
149,246	Rabobank Nederland, Eurodollar Overnight, 5.29%, due 8/1/06	149,246
213,209	Regions Bank, Eurodollar Overnight, 5.27%, due 8/4/06	213,209
170,567	Sheffield Receivables Corp., Commercial Paper, 5.311%, due 8/11/06	170,567
177,118	Svenska Handlesbanken, Eurodollar Overnight, 5.29%, due 8/1/06	177,118
213,209	Variable Funding Capital Co., Commercial Paper, 5.272%, due 8/2/06	213,209
213,209	Wells Fargo, Eurodollar Term, 5.33%, due 8/14/06	213,209
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $5,554,128)	5,554,128

TOTAL INVESTMENTS (Cost $77,441,656) (3)	107.9%	$87,770,552
LIABILITIES IN EXCESS OF OTHER ASSETS	(7.9)	(6,435,320)
NET ASSETS	100.0%	$81,335,232

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $77,476,712.
Abbreviations:
ADR —	American Depositary Receipt
FNR —	Federal National Mortgage Association REMIC

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS — 97.8%
	Aerospace & Defense — 0.8%
120,416	Innovative Solutions & Support, Inc. (1) (2) *	$1,824,302

	Apparel Retailers — 0.9%
84,969	Jos. A. Bank Clothiers, Inc. (1) (2)	2,139,519

	Automotive — 1.9%
94,087	Sonic Automotive, Inc.	2,164,001
94,228	Tenneco Automotive, Inc. (1)	2,188,916
		4,352,917
	Banking — 3.5%
43,943	First Community Bancorp	2,411,592
75,210	Frontier Financial Corp.	2,905,362
24,460	Preferred Bank/Los Angeles, CA	1,401,803
48,885	Umpqua Holdings Corp.	1,275,410
		7,994,167
	Basic Industry — 2.1%
48,880	AptarGroup, Inc.	2,517,320
35,768	Mettler-Toledo International, Inc. (1)	2,200,805
		4,718,125
	Beverages, Food & Tobacco — 1.1%
82,781	J & J Snack Foods Corp.	2,490,880

	Chemicals — 2.8%
60,162	Cytec Industries, Inc.	3,213,252
50,804	FMC Corp.	3,134,099
		6,347,351
	Commercial Services — 5.7%
109,140	Gevity HR, Inc.	2,423,999
131,620	Korn/Ferry International (1)	2,444,183
112,856	Labor Ready, Inc. (1)	1,840,681
95,911	PeopleSupport, Inc. (1)	1,153,809
45,133	Steiner Leisure, Ltd. (1)	1,813,444
94,083	Watson Wyatt & Co. Holdings	3,100,976
		12,777,092
	Computer Software & Processing — 1.4%
80,817	Digital Insight Corp. (1)	1,907,281
206,884	Secure Computing Corp. (1)	1,150,275
		3,057,556
	Computers & Information — 2.0%
54,696	Global Imaging Systems, Inc. (1)	2,312,547
109,092	NETGEAR, Inc. (1) (2)	2,110,930
		4,423,477

	Diversified Financial Services — 0.9%
72,399	Calamos Asset Management, Inc. - Class A	$1,955,497

	Education — 0.9%
54,454	Bright Horizons Family Solution, Inc. (1)	2,093,756

	Electronics — 7.0%
62,031	Brady Corp. - Class A	2,094,167
52,636	Cymer, Inc. (1) (2)	2,059,120
86,458	Omnivision Technologies, Inc. (1) (2)	1,642,702
398,670	RF Micro Devices, Inc. (1)	2,455,807
58,292	Trimble Navigation, Ltd. (1)	2,799,765
50,606	WESCO International, Inc. (1)	2,947,800
60,700	Woodward Governor Co.	1,779,117
		15,778,478
	Energy — 2.0%
141,720	Brigham Exploration Co. (1)	1,017,550
79,672	Oceaneering International, Inc. (1)	3,483,260
		4,500,810
	Entertainment & Leisure — 1.7%
118,463	Ameristar Casinos, Inc.	2,233,028
45,133	Avid Technology, Inc. (1) (2)	1,590,486
		3,823,514
	Financial Services — 3.4%
45,145	FirstFed Financial Corp. (1) (2)	2,548,435
93,530	Independent Bank Corp.	2,395,303
101,320	optionsXpress Holdings, Inc.	2,652,558
		7,596,296
	Food Retailers — 0.7%
32,589	Pantry (The), Inc. (1)	1,606,312

	Health Care — 2.5%
77,702	LCA-Vision, Inc. (2)	3,352,841
35,682	Stericycle, Inc. (1)	2,397,117
		5,749,958
	Health Care Providers — 7.4%
82,800	Amedisys, Inc. (1) (2)	3,162,132
73,880	LifePoint Hospital, Inc. (1)	2,489,017
56,377	Pediatrix Medical Group, Inc. (1)	2,390,385
112,826	Psychiatric Solutions, Inc. (1)	3,552,891
84,220	Sunrise Senior Living, Inc. (1)	2,432,274
74,706	VCA Antech, Inc. (1)	2,612,469
		16,639,168
	Heavy Machinery — 3.1%
99,670	Applied Industrial Techologies, Inc.	2,324,304
52,652	Bucyrus International, Inc. - Class A	2,564,679
28,207	Middleby Corp. (The) (1) (2)	2,206,352
		7,095,335
	Home Construction, Furnishings & Appliances — 1.2%
110,880	BE Aerospace, Inc. (1)	2,744,280

	Household Products — 0.6%
62,072	Lifetime Brands, Inc. (2)	$1,261,924

	Industrial — 2.4%
154,210	Gardner Denver, Inc. (1)	5,343,377

	Insurance — 2.1%
121,499	Scottish Re Group, Ltd. (2)	484,781
47,067	Selective Insurance Group, Inc.	2,400,417
94,078	United America Indemnity, Ltd. - Class A (1)	1,951,178
		4,836,376
	Medical Supplies — 3.3%
88,374	Cohu, Inc.	1,341,517
76,377	DJ Orthopedics, Inc. (1)	3,014,600
43,320	Molecular Devices Corp. (1)	1,000,259
56,405	MTS Systems Corp.	2,079,088
		7,435,464
	Metals — 4.4%
19,597	Carpenter Technology Corp.	1,928,345
78,989	Crane Co.	3,033,178
65,833	NS Group, Inc. (1)	3,329,833
47,890	Quanex Corp.	1,737,928
		10,029,284
	Oil & Gas — 4.1%
263,312	Grey Wolf, Inc. (1) (2)	2,016,970
67,749	Holly Corp.	3,428,099
207,769	Petrohawk Energy Corp. (1)	2,435,053
82,778	Pioneer Drilling Co. (1)	1,264,020
		9,144,142
	Pharmaceuticals — 2.0%
109,125	PetMed Express, Inc. (1)	1,273,489
159,894	Sciele Pharma, Inc. (1) (2)	3,268,233
		4,541,722
	Real Estate — 1.6%
45,097	Jones Lang Lasalle, Inc.	3,684,425

	REIT — 6.9%
244,468	Equity Inns, Inc.	3,855,260
208,673	Highland Hospitality Corp.	2,785,785
80,809	LaSalle Hotel Properties (2)	3,338,220
184,810	Medical Properties Trust, Inc.	2,254,682
176,821	Senior Housing Property Trust	3,287,102
		15,521,049
	Restaurants — 1.9%
118,523	CKE Restaurants, Inc. (2)	1,825,254
94,051	Rare Hospitality International, Inc. (1)	2,473,541
		4,298,795
	Retailers — 3.3%
77,150	GameStop Corp. - Class A (1) (2)	3,210,212
109,121	Insight Enterprises, Inc. (1)	1,848,510
116,544	MarineMax, Inc. (1) (2)	2,453,251
		7,511,973

	Technology — 4.0%
95,849	Benchmark Electronics, Inc. (1)	$2,332,006
67,712	Digital River, Inc. (1)	3,036,206
57,396	Internet Security Systems, Inc. (1) (2)	1,290,836
59,087	MICROS Systems, Inc. (1)	2,363,480
		9,022,528
	Technology Systems/Semi Conductors — 1.2%
73,394	Diodes, Inc. (1)	2,634,111

	Telecommunications — 1.7%
244,440	Powerwave Technologies, Inc. (1) (2)	1,940,854
176,790	Tekelec (1)	1,819,169
		3,760,023
	Telephone Systems — 1.0%
148,903	Brightpoint, Inc. (1)	2,184,407

	Textiles, Clothing & Fabrics — 1.1%
139,171	True Religion Apparel, Inc. (1) (2)	2,563,530

	Transportation — 1.1%
109,055	OMI Corp. (2)	2,405,753

	Trucking — 1.0%
82,727	Greenbrier Cos., Inc.	2,298,156

	Utilities — 1.1%
60,113	Energen Corp.	2,562,017

	TOTAL COMMON STOCKS (Cost $187,493,193)	220,747,846

Face
Amount
REPURCHASE AGREEMENT — 1.5%
3,430,211	With Investors Bank & Trust Co., principal and interest in the amount of $3,430,664, due 8/1/06, (collaterized by SBA #505523 with a par value of $3,376,889, coupon rate of 8.6250%, due 9/25/14, market value of $3,601,722)	3,430,211
	TOTAL REPURCHASE AGREEMENT (Cost $3,430,211)	3,430,211

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 19.8%
1,718,100	Abbey National PLC, Eurodollar Term, 5.29%, due 8/11/06	1,718,100
1,718,100	American Beacon Funds, Money Market Fund	1,718,100
1,718,100	Bank of Montreal, Eurodollar Overnight, 5.29%, due 8/3/06	1,718,100
1,718,100	Bank of the West, Eurodollar Overnight, 5.25%, due 8/7/06	1,718,100

$1,374,480	Barton Capital LLC, Commercial Paper, 5.313%, due 8/11/06	$1,374,480
1,718,100	BGI Institutional Money Market Fund	1,718,100
1,718,100	BNP Paribas, Eurodollar Term, 5.26%, due 8/8/06	1,718,100
1,718,100	Branch Banker & Trust, Eurodollar Term, 5.355%, due 8/28/06	1,718,100
1,718,100	Calyon, Eurodollar Term, 5.37%, due 9/1/06	1,718,100
1,030,860	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.36%, due 8/29/06	1,030,860
1,374,480	Clipper Receivables Corp., Commercial Paper, 5.344%, due 8/14/06	1,374,480
1,718,100	Dexia Group, Eurodollar Term, 5.275%, due 8/10/06	1,718,100
1,579,755	Goldman Sachs Financial Square Prime Obligations Fund, Money Market Fund	1,579,755
1,030,860	Greyhawk Funding, Commercial Paper, 5.389%, due 8/21/06	1,030,860
1,718,100	Harris NA, Eurodollar Overnight, 5.29%, due 8/7/06	1,718,100
1,718,100	Kitty Hawk Funding Corp., Commercial Paper, 5.376%, due 8/21/06	1,718,100
1,718,100	Lloyds TSB Bank, Eurodollar Term, 5.28%, due 8/10/06	1,718,100
1,718,100	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.303%, due 8/1/06	1,718,100
1,718,100	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 8/1/06	1,718,100
1,718,100	National Australia Bank, Eurodollar Overnight, 5.29%, due 8/1/06	1,718,100
1,718,100	Paradigm Funding LLC, Commercial Paper, 5.341%, due 8/15/06	1,718,100
1,718,100	Park Avenue Receivables Corp., Commercial Paper, 5.291%, due 8/1/06	1,718,100
1,202,670	Rabobank Nederland, Eurodollar Overnight, 5.29%, due 8/1/06	1,202,670
1,718,100	Regions Bank, Eurodollar Overnight, 5.27%, due 8/4/06	1,718,100
1,374,480	Sheffield Receivables Corp., Commercial Paper, 5.311%, due 8/11/06	1,374,480
1,427,267	Svenska Handlesbanken, Eurodollar Overnight, 5.29%, due 8/1/06	1,427,267
1,718,100	Variable Funding Capital Co., Commercial Paper, 5.272%, due 8/2/06	1,718,100
1,718,099	Wells Fargo, Eurodollar Term, 5.33%, due 8/14/06	1,718,099
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $44,756,851)	44,756,851

TOTAL INVESTMENTS (Cost $235,680,255) (3)	119.1%	$268,934,908
LIABILITIES IN EXCESS OF OTHER ASSETS	(19.1)	(43,168,756)
NET ASSETS	100.0%	$225,766,152

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $235,788,118.

Abbreviations:
REIT —	Real Estate Investment Trust
SBA —	Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS — 93.1% *
	Aerospace & Defense — 2.0%
10,535	Honeywell International, Inc.	$407,704
5,768	Lockheed Martin Corp. (1)	459,594
		867,298
	Banking — 3.7%
8,091	Capital One Financial Corp. (2)	625,839
3,575	CapitalSource, Inc. (2)	84,334
3,900	Deutsche Bank AG	450,840
5,960	SunTrust Banks, Inc.	470,065
		1,631,078
	Beverages, Food & Tobacco — 3.4%
13,843	Altria Group, Inc.	1,107,025
9,229	Coca-Cola Co. (The)	410,690
		1,517,715
	Communications — 1.0%
13,863	Koninklijke Philips Electronics NV, NY Shares	456,509

	Computer Software & Processing — 0.8%
27,686	Juniper Networks, Inc. (1)	372,377

	Computers & Information — 1.9%
10,606	International Business Machines Corp.	821,010

	Cosmetics & Personal Care — 2.3%
17,925	Procter & Gamble Co. (The)	1,007,385

	Electric Utilities — 4.7%
39,600	Duke Energy Corp.	1,200,672
21,150	PG&E Corp.	881,532
		2,082,204
	Electrical Equipment — 1.9%
10,382	Emerson Electric Co.	819,347

	Energy — 4.8%
31,467	Exxon Mobil Corp.	2,131,575

	Financial Services — 15.4%
27,156	Bank of America Corp.	1,399,349
7,322	CIT Group, Inc.	336,153
31,748	Citigroup, Inc.	1,533,746
5,960	Goldman Sachs Capital, Inc.	910,390
32,404	J.P. Morgan Chase & Co.	1,478,270

15,240	Merrill Lynch & Co., Inc.	$1,109,777
		6,767,685
	Health Care — 1.1%
7,499	Johnson & Johnson	469,062

	Household Products — 1.2%
11,375	Rohm & Haas Co.	524,615

	Insurance — 11.6%
21,150	American International Group, Inc.	1,283,170
14,227	Aspen Insurance Holdings, Ltd.	335,757
10,191	Hartford Financial Services Group, Inc.	864,604
19,611	Loews Corp.	726,784
4,066	MGIC Investment Corp.	231,396
10,959	Prudential Financial, Inc.	861,816
12,689	XL Capital, Ltd. - Class A	808,289
		5,111,816
	Metals — 1.9%
5,152	Phelps Dodge Corp.	449,976
6,537	United States Steel Corp.	412,289
		862,265
	Oil & Gas — 9.0%
12,446	Apache Corp.	877,070
6,940	Ashland, Inc.	461,579
19,180	Chevron Corp.	1,261,660
21,150	Halliburton Co.	705,564
9,685	Valero Energy Corp.	653,060
		3,958,933
	Pharmaceuticals — 7.7%
7,499	GlaxoSmithKline PLC ADR	414,920
13,580	McKesson Corp.	684,296
52,873	Pfizer, Inc.	1,374,169
18,650	Wyeth	903,966
		3,377,351
	Process Industries — 2.1%
28,840	General Electric Co.	942,780

	Producer Manufacturing — 1.5%
8,459	Johnson Controls, Inc.	649,313

	REIT — 1.1%
22,303	Host Marriott Corp.	473,270

	Retailers — 4.6%
12,455	J.C. Penney Co., Inc. (Holding Co.)	784,167
9,037	Sherwin-Williams Co. (The)	457,272
17,304	Wal-Mart Stores, Inc. (2)	770,028
		2,011,467
	Technology — 2.2%
31,278	Cisco Systems, Inc. (1)	558,312
17,112	Microsoft Corp.	411,201
		969,513

	Telecommunications — 2.2%
32,685	AT&T, Inc. (2)	$980,223

	Telephone Systems — 3.6%
24,802	Sprint Nextel Corp.	491,080
32,301	Verizon Communications, Inc.	1,092,420
		1,583,500
	Transportation — 0.6%
13,109	JB Hunt Transport Services, Inc.	269,652

	Utilities — 0.8%
6,132	Constellation Energy Group, Inc.	355,105

	TOTAL COMMON STOCKS (Cost $37,152,819)	41,013,048

Face
Amount
REPURCHASE AGREEMENT — 5.8%
2,538,901	With Investors Bank & Trust Co., dated 7/31/06, 4.75%, dated 7/31/06, 4.75%, principal and interest in the amount of $2,539,236 due 8/1/06, (collateralized by FHA #280592 with a par value of $2,649,494, coupon rate of 5.375%, due 4/20/32, market value of $2,665,846)	2,538,901
	TOTAL REPURCHASE AGREEMENT (Cost $2,538,901)	2,538,901

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 5.8%
97,730	Abbey National PLC, Eurodollar Term, 5.29%, due 8/11/06	97,730
97,730	American Beacon Funds, Money Market Fund	97,730
97,729	Bank of Montreal, Eurodollar Overnight, 5.29%, due 8/3/06	97,729
97,730	Bank of the West, Eurodollar Overnight, 5.25%, due 8/7/06	97,730
78,184	Barton Capital LLC, Commercial Paper, 5.313%, due 8/11/06	78,184
97,730	BGI Institutional Money Market Fund	97,730
97,730	BNP Paribas, Eurodollar Term, 5.26%, due 8/8/06	97,730
97,729	Branch Banker & Trust, Eurodollar Term, 5.355%, due 8/28/06	97,729
97,729	Calyon, Eurodollar Term, 5.37%, due 9/1/06	97,729
58,638	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.36%, due 8/29/06	58,638
78,184	Clipper Receivables Corp., Commercial Paper, 5.344%, due 8/14/06	78,184
97,729	Dexia Group, Eurodollar Term, 5.275%, due 8/10/06	97,729
89,860	Goldman Sachs Financial Square Prime Obligations Fund, Money Market Fund	89,860
58,638	Greyhawk Funding, Commercial Paper, 5.389%, due 8/21/06	58,638
97,729	Harris NA, Eurodollar Overnight, 5.29%, due 8/7/06	97,729
97,729	Kitty Hawk Funding Corp., Commercial Paper, 5.376%, due 8/21/06	97,729

$97,729	Lloyds TSB Bank, Eurodollar Term, 5.28%, due 8/10/06	$97,729
97,730	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.303%, due 8/1/06	97,730
97,730	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 8/1/06	97,730
97,730	National Australia Bank, Eurodollar Overnight, 5.29%, due 8/1/06	97,730
97,729	Paradigm Funding LLC, Commercial Paper, 5.341%, due 8/15/06	97,729
97,729	Park Avenue Receivables Corp., Commercial Paper, 5.291%, due 8/1/06	97,729
68,411	Rabobank Nederland, Eurodollar Overnight, 5.29%, due 8/1/06	68,411
97,729	Regions Bank, Eurodollar Overnight, 5.27%, due 8/4/06	97,729
78,184	Sheffield Receivables Corp., Commercial Paper, 5.311%, due 8/11/06	78,184
81,186	Svenska Handlesbanken, Eurodollar Overnight, 5.29%, due 8/1/06	81,186
97,729	Variable Funding Capital Co., Commercial Paper, 5.272%, due 8/2/06	97,729
97,730	Wells Fargo, Eurodollar Term, 5.33%, due 8/14/06	97,730
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $2,545,874)	2,545,874

TOTAL INVESTMENTS (Cost $42,237,594) (3)	104.7%	$46,097,823
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.7)	(2,066,784)
NET ASSETS	100.0%	$44,031,039

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $42,357,682.
Abbreviations:
ADR —	American Depositary Receipt
FHA —	Federal Housing Administration
REIT —	Real Estate Investment Trust

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS — 99.7% *
	Japan — 19.1%
761,565	Ajinomoto Co., Inc.	$8,569,225
184,000	Daito Trust Construction Co., Ltd.	9,998,866
385,275	FamilyMart Co., Ltd.	11,627,646
50,400	Funai Electric Co., Ltd.	4,541,253
618,542	JS Group Corp.	12,705,887
747,404	Kuraray Co., Ltd.	8,240,383
50,600	ORIX Corp.	13,262,942
725,000	Ricoh Company, Ltd.	14,608,138
406,112	Sega Sammy Holdings, Inc.	13,460,906
517,000	Sharp Corp.	8,735,043
242,000	Square Enix Co., Ltd. (2)	5,013,302
1,669,817	Sumitomo Chemical Co., Ltd.	13,195,989
1,525,023	Sumitomo Trust & Banking Co., Ltd. (The)	16,188,695
211,668	Takeda Pharmaceutical Co., Ltd.	13,662,551
173,500	TIS, Inc.	3,790,985
256,584	Toyota Motor Corp.	13,562,729
		171,164,540
	United Kingdom — 18.1%
212,300	AstraZeneca PLC	12,964,083
846,356	Aviva PLC	11,351,530
1,637,172	BP Amoco PLC	19,725,631
1,406,099	Cattles PLC	8,759,687
1,912,574	Centrica PLC	10,467,977
618,872	GlaxoSmithKline PLC	17,121,143
1,318,782	Misys PLC	6,004,744
1,461,700	Prudential PLC	15,358,813
959,600	Rexam PLC	9,052,291
275,252	Rio Tinto PLC	14,216,821
487,190	Royal Bank of Scotland Group PLC	15,853,435
280,100	Travis Perkins PLC	7,979,209
5,397,821	Vodafone Group PLC	11,721,638
6,168,938	Vodafone Group PLC - Class B (3)	1,728,536
		162,305,538
	France — 12.6%
107,341	Assurances Generales De France	12,971,305
392,156	Axa	13,525,382
109,890	BNP Paribas (1)	10,696,460
121,200	Casino Guichard Perrachon	9,962,724
213,804	Compagnie de Saint-Gobain	15,267,030
302,752	France Telecom SA	6,342,461
76,136	LaFarge SA, ADR	9,210,155

133,000	Sanofi-Aventis	$12,648,623
76,962	Societe BIC SA	4,617,680
258,332	Total SA (1)	17,572,143
		112,813,963
	Germany — 11.3%
89,400	Allianz AG	14,044,262
165,883	BASF AG	13,351,752
258,736	Bayerische Motoren Werke AG	13,355,884
121,507	Continental AG	12,417,043
135,215	E.On AG	16,301,657
228,000	Hannover Rueckversicherung AG (1)	8,047,160
156,227	Metro AG (2)	8,910,549
185,172	Siemens AG Reg.	14,927,958
		101,356,265
	Netherlands — 8.7%
229,485	Akzo Nobel N.V.	12,769,359
395,205	ING Groep N.V., Sponsored ADR	16,043,652
304,100	Koninklijke Philips Electronics NV	10,041,622
893,286	Reed Elsevier N.V.	13,270,802
324,298	Royal Dutch Shell PLC - Class A	11,462,526
136,268	TNT NV, ADR (2)	4,868,856
411,912	Unilever N.V., Sponsored ADR	9,792,143
		78,248,960
	Ireland — 4.4%
460,909	Allied Irish Banks PLC	11,174,763
599,200	Bank of Ireland	10,646,966
376,470	CRH PLC	12,133,177
224,504	Irish Life & Permanent PLC	5,176,404
		39,131,310
	Switzerland — 2.7%
32,819	Nestle SA Reg.	10,754,753
58,509	Zurich Financial Services AG	13,134,868
		23,889,621
	Sweden — 2.6%
548,700	Assa Abloy AB - Class B	9,021,854
1,135,191	Nordea AB	14,186,608
		23,208,462
	Italy — 2.5%
322,733	ENI SPA	9,898,342
1,134,098	Mediaset SPA	12,864,427
		22,762,769
	Hong Kong — 2.5%
3,826,110	Global Bio-Chem Technology Group Co., Ltd.	1,285,185
954,000	HSBC Holdings Plc	17,201,024
2,858,000	Techtronic Industries Co.	3,847,350
		22,333,559
	Canada — 2.1%
89,200	Alcan, Inc.	4,067,873
349,003	CGI Group, Inc. (1)	2,041,530
726,591	Talisman Energy, Inc.	12,346,333
		18,455,736

	Australia — 1.9%
1,477,000	Goodman Fielder, Ltd. (1)	$2,274,968
2,369,347	John Fairfax Holdings, Ltd.	7,262,522
3,149,894	Qantas Airways, Ltd.	7,361,980
		16,899,470
	South Korea — 1.7%
110,300	Honam Petrochemical Corp.	5,560,035
15,000	Samsung Electronics	9,547,739
		15,107,774
	Spain — 1.5%
886,788	Banco Santander Central Hispano SA	13,434,806

	Norway — 1.4%
373,665	Norsk Hydro ASA	10,624,970
128,216	Yara International ASA (2)	1,932,250
		12,557,220
	Greece — 1.4%
518,000	Public Power Corp.	12,360,429

	Singapore — 1.3%
1,423,000	Neptune Orient Lines, Ltd.	1,631,333
5,933,000	Singapore Telecommunications, Ltd.	9,732,698
		11,364,031
	Denmark — 1.0%
387,000	H. Lundbeck AS	9,440,883

	Taiwan — 0.9%
15,536,000	United Microelectronics Corp.	8,538,870

	Israel — 0.8%
225,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,443,000

	China — 0.6%
16,500,810	China Telecom Corp., Ltd. - Class H	5,436,420

	New Zealand — 0.6%
1,975,000	Telecom Corp. of New Zealand, Ltd.	4,976,621

	TOTAL COMMON STOCKS (Cost $651,903,953)	893,230,247

Face
Amount
REPURCHASE AGREEMENT — 0.4%
3,232,427	With Investors Bank & Trust Co., dated 7/31/06, 4.75%, principal and interest in the amount of $3,232,854 due 8/1/06, (collateralized by SBA #505845 with a par value of $3,155,565, coupon rate of 8.125%, due 3/25/27, market value of $3,394,048)	3,232,427
	TOTAL REPURCHASE AGREEMENT (Cost $3,232,427)	3,232,427

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 1.7%
$577,942	Abbey National PLC, Eurodollar Term, 5.29%, due 8/11/06	$577,942
577,941	American Beacon Funds, Money Market Fund,	577,941
577,942	Bank of Montreal, Eurodollar Overnight, 5.29%, due 8/3/06	577,942
577,941	Bank of the West, Eurodollar Overnight, 5.25%, due 8/7/06	577,941
462,354	Barton Capital LLC, Commercial Paper, 5.313%, due 8/11/06	462,354
577,941	BGI Institutional Money Market Fund	577,941
577,942	BNP Paribas, Eurodollar Term, 5.26%, due 8/8/06	577,942
577,941	Branch Banker & Trust, Eurodollar Term, 5.355%, due 8/28/06	577,941
577,942	Calyon, Eurodollar Term, 5.37%, due 9/1/06	577,942
346,767	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.36%, due 8/29/06	346,767
462,353	Clipper Receivables Corp., Commercial Paper, 5.344%, due 8/14/06	462,353
577,941	Dexia Group, Eurodollar Term, 5.275%, due 8/10/06	577,941
531,404	Goldman Sachs Financial Square Prime Obligations Fund, Money Market Fund	531,404
346,765	Greyhawk Funding, Commercial Paper, 5.389%, due 8/21/06	346,765
577,941	Harris NA, Eurodollar Overnight, 5.29%, due 8/7/06	577,941
577,941	Kitty Hawk Funding Corp., Commercial Paper, 5.376%, due 8/21/06	577,941
577,941	Lloyds TSB Bank, Eurodollar Term, 5.28%, due 8/10/06	577,941
577,941	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.303%, due 8/1/06	577,941
577,941	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 8/1/06	577,941
577,941	National Australia Bank, Eurodollar Overnight, 5.29%, due 8/1/06	577,941
577,941	Paradigm Funding LLC, Commercial Paper, 5.341%, due 8/15/06	577,941
577,941	Park Avenue Receivables Corp., Commercial Paper, 5.291%, due 8/1/06	577,941
404,559	Rabobank Nederland, Eurodollar Overnight, 5.29%, due 8/1/06	404,559
577,941	Regions Bank, Eurodollar Overnight, 5.27%, due 8/4/06	577,941
462,353	Sheffield Receivables Corp., Commercial Paper, 5.311%, due 8/11/06	462,353
480,110	Svenska Handlesbanken, Eurodollar Overnight, 5.29%, due 8/1/06	480,110
577,941	Variable Funding Capital Co., Commercial Paper, 5.272%, due 8/2/06	577,941
577,941	Wells Fargo, Eurodollar Term, 5.33%, due 8/14/06	577,941
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $15,055,489)	15,055,489

TOTAL INVESTMENTS (Cost $670,191,869) (4)	101.8%	$911,518,163
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.8)	(15,738,070)
NET ASSETS	100.0%	$895,780,093

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Security is fair valued.
(4)	Aggregate cost for federal tax purposes was $671,022,677.
Abbreviations:
ADR —	American Depositary Receipt
SBA —	Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS — 97.1% *
	Japan — 18.1%
707,000	Ajinomoto Co., Inc.	$7,955,252
166,000	Daito Trust Construction Co., Ltd.	9,020,716
307,000	FamilyMart Co., Ltd.	9,265,297
45,300	Funai Electric Co., Ltd.	4,081,722
548,000	JS Group Corp.	11,256,836
675,000	Kuraray Co., Ltd.	7,442,104
48,000	ORIX Corp.	12,581,447
709,000	Ricoh Company, Ltd.	14,285,752
363,000	Sega Sammy Holdings, Inc.	12,031,925
493,000	Sharp Corp.	8,329,548
228,000	Square Enix Co., Ltd.	4,723,276
1,560,000	Sumitomo Chemical Co., Ltd.	12,328,143
1,424,000	Sumitomo Trust & Banking Co., Ltd. (The)	15,116,298
169,200	Takeda Pharmaceutical Co., Ltd.	10,921,366
152,600	TIS, Inc.	3,334,319
249,600	Toyota Motor Corp.	13,193,563
		155,867,564
	United Kingdom — 16.8%
201,500	AstraZeneca PLC	12,304,581
730,300	Aviva PLC	9,794,959
1,375,699	BP Amoco PLC	16,575,247
1,023,000	Cattles PLC	6,373,065
1,697,478	Centrica PLC	9,290,704
575,327	GlaxoSmithKline PLC	15,916,467
1,249,330	Misys PLC	5,688,512
1,383,800	Prudential PLC	14,540,279
913,500	Rexam PLC	8,617,411
252,500	Rio Tinto PLC	13,041,676
412,250	Royal Bank of Scotland Group PLC	13,414,846
256,600	Travis Perkins PLC	7,309,764
4,852,952	Vodafone Group PLC	10,538,428
5,546,231	Vodafone Group PLC - Class B (3)	1,554,054
		144,959,993
	France — 13.0%
113,647	Assurances Generales De France	13,733,335
459,900	Axa (1)	15,861,859
102,290	BNP Paribas (1)	9,956,692
111,100	Casino Guichard Perrachon	9,132,497
170,197	Compagnie de Saint-Gobain	12,153,199
474,583	France Telecom SA	9,942,210
72,683	LaFarge SA, ADR	8,792,447

146,600	Sanofi-Aventis	$13,942,016
58,749	Societe BIC SA	3,524,909
217,192	Total SA (1)	14,773,736
		111,812,900
	Germany — 10.4%
100,500	Allianz AG	15,788,013
125,361	BASF AG	10,090,178
193,681	Bayerische Motoren Werke AG	9,997,762
124,006	Continental AG	12,672,421
116,051	E.On AG	13,991,226
188,900	Hannover Rueckversicherung AG (1)	6,667,143
115,588	Metro AG	6,592,667
173,400	Siemens AG Reg.	13,978,938
		89,778,348
	Netherlands — 9.5%
193,094	Akzo Nobel N.V.	10,744,434
395,500	ING Groep N.V., Sponsored ADR	16,055,628
287,800	Koninklijke Philips Electronics NV	9,503,383
817,904	Reed Elsevier N.V.	12,150,914
392,416	Royal Dutch Shell PLC - Class A	13,870,202
284,922	TNT N.V.	10,183,583
408,252	Unilever N.V., Sponsored ADR	9,705,136
		82,213,280
	Ireland — 4.5%
457,893	Allied Irish Banks PLC	11,101,640
568,600	Bank of Ireland	10,103,245
316,145	CRH PLC	10,188,975
29,149	CRH PLC (London Exchange)	938,320
269,319	Irish Life & Permanent PLC	6,209,707
		38,541,887
	Switzerland — 3.0%
39,727	Nestle SA Reg.	13,018,498
58,723	Zurich Financial Services AG	13,182,909
		26,201,407
	Sweden — 2.5%
539,400	Assa Abloy AB - Class B	8,868,941
999,911	Nordea AB	12,495,999
		21,364,940
	Italy — 2.4%
106,649	ENI SPA	3,270,965
91,940	ENI SPA Sponsored ADR	5,643,277
1,074,140	Mediaset SPA	12,184,305
		21,098,547
	Hong Kong — 2.4%
2,654,000	Global Bio-Chem Technology Group Co., Ltd.	891,475
895,683	HSBC Holdings Plc	16,149,544
2,558,000	Techtronic Industries Co.	3,443,500
		20,484,519
	Australia — 1.7%
1,472,300	Goodman Fielder, Ltd. (1)	2,267,729
2,318,111	John Fairfax Holdings, Ltd.	7,105,474
2,425,334	Qantas Airways, Ltd.	5,668,527
		15,041,730

	Canada — 1.7%
84,100	Alcan, Inc.	$3,835,293
295,000	CGI Group, Inc. (1)	1,725,634
534,993	Talisman Energy, Inc.	9,090,674
		14,651,601
	Spain — 1.5%
881,000	Banco Santander Central Hispano SA	13,347,118

	Norway — 1.4%
397,835	Norsk Hydro ASA	11,312,231
67,667	Yara International ASA (2)	1,019,760
		12,331,991
	South Korea — 1.4%
67,000	Honam Petrochemical Corp.	3,377,356
13,800	Samsung Electronics	8,783,920
		12,161,276
	Singapore — 1.4%
1,082,000	Neptune Orient Lines, Ltd.	1,240,409
6,529,000	Singapore Telecommunications, Ltd.	10,710,397
		11,950,806
	Greece — 1.3%
455,500	Public Power Corp.	10,869,064

	New Zealand — 1.0%
3,514,100	Telecom Corp. of New Zealand, Ltd.	8,854,857

	Denmark — 1.0%
352,000	H. Lundbeck AS	8,587,056

	Taiwan — 0.8%
13,060,000	United Microelectronics Corp.	7,178,015

	Israel — 0.8%
204,800	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	6,774,784

	China — 0.5%
13,146,000	China Telecom Corp., Ltd. - Class H	4,331,132

	TOTAL COMMON STOCKS (Cost $674,739,905)	838,402,815

Face
Amount
REPURCHASE AGREEMENT — 2.6%
$22,286,382	With Investors Bank & Trust Co., dated 7/31/06, 4.75%, principal and interest in the amount of $22,289,323, due 8/1/06, (collateralized by FNMA ARM #826907 with a par value of $17,738,152, coupon rate of 4.674%, due 8/1/35, market value of $17,405,498 and SBA #506997 with a par value of $5,503,380, coupon rate of 8.375%, due 9/25/24, market value of $5,995,203	$22,286,382
	TOTAL REPURCHASE AGREEMENT (Cost $22,286,382)	22,286,382

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 0.1%
40,904	Abbey National PLC, Eurodollar Term, 5.29%, due 8/11/06	40,904
40,913	American Beacon Funds, Money Market Fund	40,913
40,912	Bank of Montreal, Eurodollar Overnight, 5.29%, due 8/3/06	40,912
40,912	Bank of the West, Eurodollar Overnight, 5.25%, due 8/7/06	40,912
32,729	Barton Capital LLC, Commercial Paper, 5.313%, due 8/11/06	32,729
40,913	BGI Institutional Money Market Fund	40,913
40,912	BNP Paribas, Eurodollar Term, 5.26%, due 8/8/06	40,912
40,912	Branch Banker & Trust, Eurodollar Term, 5.355%, due 8/28/06	40,912
40,912	Calyon, Eurodollar Term, 5.37%, due 9/1/06	40,912
24,546	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.36%, due 8/29/06	24,546
32,729	Clipper Receivables Corp., Commercial Paper, 5.344%, due 8/14/06	32,729
40,912	Dexia Group, Eurodollar Term, 5.275%, due 8/10/06	40,912
37,617	Goldman Sachs Financial Square Prime Obligations Fund, Money Market Fund	37,617
24,547	Greyhawk Funding, Commercial Paper, 5.389%, due 8/21/06	24,547
40,912	Harris NA, Eurodollar Overnight, 5.29%, due 8/7/06	40,912
40,912	Kitty Hawk Funding Corp., Commercial Paper, 5.376%, due 8/21/06	40,912
40,912	Lloyds TSB Bank, Eurodollar Term, 5.28%, due 8/10/06	40,912
40,912	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.303%, due 8/1/06	40,912
40,912	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 8/1/06	40,912
40,912	National Australia Bank, Eurodollar Overnight, 5.29%, due 8/1/06	40,912
40,912	Paradigm Funding LLC, Commercial Paper, 5.341%, due 8/15/06	40,912
40,912	Park Avenue Receivables Corp., Commercial Paper, 5.291%, due 8/1/06	40,912

$28,638	Rabobank Nederland, Eurodollar Overnight, 5.29%, due 8/1/06	$28,638
40,912	Regions Bank, Eurodollar Overnight, 5.27%, due 8/4/06	40,912
32,729	Sheffield Receivables Corp., Commercial Paper, 5.311%, due 8/11/06	32,729
33,986	Svenska Handlesbanken, Eurodollar Overnight, 5.29%, due 8/1/06	33,986
40,912	Variable Funding Capital Co., Commercial Paper, 5.272%, due 8/2/06	40,912
40,912	Wells Fargo, Eurodollar Term, 5.33%, due 8/14/06	40,912
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $1,065,755)	1,065,755

TOTAL INVESTMENTS (Cost $698,092,042) (4)	99.8%	$861,754,952
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	1,633,103
NET ASSETS	100.0%	$863,388,055

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Security is fair valued.
(4)	Aggregate cost for federal tax purposes was $699,481,087.
Abbreviations:
ADR —	American Depositary Receipt
ARM —	Adjustable Rate Mortgage
FNMA —	Federal National Mortgage Association
SBA —	Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 3.5%
4,815	Ceradyne, Inc. (1) (2)*	$235,405
5,160	DRS Technologies, Inc.	238,856
8,240	Teledyne Technologies, Inc. (1)	314,438
7,066	United Industrial Corp.	317,899
		1,106,598
	Air Freight & Logistics — 2.5%
53,942	ABX Air, Inc. (1)	290,747
14,750	HUB Group, Inc. - Class A (1)	333,055
5,437	Pacer International, Inc.	162,295
		786,097
	Biotechnology — 1.0%
13,150	Myriad Genetics, Inc. (1) (2)	323,753

	Building Products — 2.0%
9,485	American Woodmark Corp.	322,300
8,303	Builders FirstSource, Inc. (1)	144,223
3,065	NCI Building Systems, Inc. (1)	143,258
		609,781
	Capital Markets — 3.3%
8,650	Calamos Asset Management, Inc. - Class A	233,637
3,809	GFI Group, Inc. (1)	218,484
5,989	Greenhill & Co., Inc. (2)	347,122
15,710	TradeStation Group, Inc. (1) (2)	229,680
		1,028,923
	Chemicals — 0.9%
16,580	CF Industries Holdings, Inc.	268,762

	Commercial Banks — 1.1%
18,290	Nara Bancorp, Inc.	336,719

	Commercial Services & Supplies — 4.0%
6,345	Administaff, Inc.	200,566
6,735	Consolidated Graphics, Inc. (1)	331,295
16,062	Healthcare Services Group, Inc.	347,100
11,075	Kforce, Inc. (1)	138,105
14,839	Labor Ready, Inc. (1)	242,024
		1,259,090
	Communications Equipment — 4.5%
20,957	Arris Group, Inc. (1)	224,030
12,600	Commscope, Inc. (1)	393,498
16,158	NETGEAR, Inc. (1)	312,657

26,255	Packeteer, Inc. (1)	$240,233
24,015	Tekelec (1)	247,114
		1,417,532
	Computers & Peripherals — 1.8%
8,035	Komag, Inc. (1) (2)	307,821
12,535	Synaptics, Inc. (1) (2)	263,486
		571,307
	Consumer Finance — 2.6%
10,310	Asta Funding, Inc. (2)	344,251
14,140	First Cash Financial Services, Inc. (1)	269,084
4,569	World Acceptance Corp. (1)	189,614
		802,949
	Containers & Packaging — 1.0%
8,575	Silgan Holdings, Inc.	317,361

	Electrical Equipment — 2.2%
4,805	Encore Wire Corp. (1) (2)	170,529
14,315	General Cable Corp. (1)	511,046
		681,575
	Electronic Equipment & Instruments — 2.5%
13,461	Brightpoint, Inc. (1)	197,473
13,505	LoJack Corp. (1)	213,514
6,315	Multi-Fineline Electronix, Inc. (1)	156,991
8,955	Plexus Corp. (1)	223,159
		791,137
	Energy Equipment & Services — 5.1%
44,245	Grey Wolf, Inc. (1) (2)	338,917
6,475	Maverick Tube Corp. (1) (2)	413,040
6,805	NS Group, Inc. (1)	344,197
9,828	Oil States International, Inc. (1)	316,069
11,807	Pioneer Drilling Co. (1) (2)	180,293
		1,592,516
	Food & Staples Retailing — 1.0%
7,745	Longs Drug Stores Corp.	318,474

	Health Care Equipment & Supplies — 9.6%
12,320	Abaxis, Inc. (1) (2)	279,294
4,135	Arthrocare Corp. (1) (2)	182,105
7,282	Biosite, Inc. (1)	283,852
16,020	Candela Corp. (1)	249,912
13,953	Greatbatch, Inc. (1)	341,988
6,711	Haemonetics Corp. (1)	294,412
8,749	ICU Medical, Inc. (1)	365,533
4,635	Kyphon, Inc. (1) (2)	157,868
11,271	Neurometrix, Inc. (1)	369,914
13,220	Zoll Medical Corp. (1)	464,815
		2,989,693
	Health Care Providers & Services — 7.0%
8,831	Amedisys, Inc. (1) (2)	337,256
10,000	Healthspring, Inc. (1) (2)	186,100
6,670	LCA-Vision, Inc. (2)	287,811
15,075	MedCath Corp. (1)	316,877

8,685	Molina Healthcare, Inc. (1)	$287,821
16,415	Odyssey Healthcare, Inc. (1) (2)	295,634
11,902	Providence Service Corp. (The) (1) (2)	292,432
6,689	Sunrise Senior Living, Inc. (1) (2)	193,178
		2,197,109
	Health Care Technology — 1.1%
14,968	Vital Images, Inc. (1)	340,073

	Household Durables — 2.4%
23,254	Tempur-Pedic International, Inc. (1) (2)	337,183
8,995	Tupperware Corp.	155,254
10,055	Yankee Candle Co., Inc.	244,437
		736,874
	Household Products — 1.0%
9,513	WD-40 Co.	310,219

	Insurance — 2.5%
10,120	Argonaut Group, Inc. (1)	295,099
8,705	Navigators Group, Inc. (1)	370,050
2,580	ProAssurance Corp. (1)	128,252
		793,401
	Internet & Catalog Retail — 2.5%
7,915	Nutri/System, Inc. (1) (2)	418,862
13,585	Priceline.com, Inc. (1) (2)	365,165
		784,027
	Internet Software & Services — 1.2%
8,115	Digital River, Inc. (1) (2)	363,877

	IT Services — 3.7%
15,283	CSG Systems International, Inc. (1) (2)	397,969
11,018	MPS Group, Inc. (1)	143,124
9,170	SI International, Inc. (1)	250,158
21,870	SYKES Enterprises, Inc. (1)	356,918
		1,148,169
	Life Sciences Tools & Services — 1.4%
16,943	Albany Molecular Research, Inc. (1)	152,487
12,200	Molecular Devices Corp. (1)	281,698
		434,185
	Machinery — 1.9%
3,181	Freightcar America, Inc. (2)	170,693
1,920	Middleby Corp. (The) (1) (2)	150,182
6,045	Nordson Corp.	275,048
		595,923
	Media — 0.6%
15,660	ProQuest Co. (1)	185,414

	Metals & Mining — 0.9%
7,417	Quanex Corp.	269,163

	Oil, Gas & Consumable Fuels — 2.3%
4,535	Giant Industries, Inc. (1)	323,844
8,060	Holly Corp.	407,836
		731,680

	Pharmaceuticals — 2.0%
41,875	Pain Therapeutics, Inc. (1) (2)	$348,819
13,750	Sciele Pharma, Inc. (1) (2)	281,050
		629,869
	Real Estate Management & Development — 1.2%
4,450	Jones Lang Lasalle, Inc.	363,565

	Road & Rail — 1.8%
12,592	Old Dominion Freight Line, Inc. (1)	410,247
5,205	P.A.M. Transportation Services, Inc. (1)	148,134
		558,381
	Semiconductors & Semiconductor Equipment — 7.4%
26,536	Advanced Energy Industries, Inc. (1)	343,376
23,357	Asyst Technologies, Inc. (1)	162,798
7,820	Cymer, Inc. (1) (2)	305,918
7,960	Diodes, Inc. (1)	285,684
22,420	Micrel, Inc. (1)	239,446
16,667	Omnivision Technologies, Inc. (1) (2)	316,673
17,900	Photronics, Inc. (1)	250,063
27,823	RF Micro Devices, Inc. (1)	171,390
14,898	Zoran Corp. (1)	239,113
		2,314,461
	Software — 4.4%
14,228	Aspen Technology, Inc. (1) (2)	172,017
20,995	Informatica Corp. (1)	293,300
3,885	MicroStrategy, Inc. - Class A (1) (2)	320,318
23,934	Quest Software, Inc. (1)	327,178
9,880	SPSS, Inc. (1) (2)	267,056
		1,379,869
	Speciality Retail — 3.0%
11,838	Dress Barn, Inc. (1) (2)	255,464
3,664	Guess ?, Inc. (1)	156,086
11,200	Gymboree Corp. (The) (1)	375,424
7,107	Select Comfort Corp. (1) (2)	143,206
		930,180
	Textiles, Apparel & Luxury Goods — 2.0%
8,210	Deckers Outdoor Corp. (1) (2)	350,074
7,705	Phillips-Van Heusen Corp. (2)	273,759
		623,833
	Trading Companies & Distributors — 0.8%
13,055	UAP Holding Corp.	257,184

	TOTAL COMMON STOCKS (Cost $29,258,503)	31,149,723

Face
Amount
REPURCHASE AGREEMENT — 0.3%
$113,665	With Investors Bank & Trust Co., dated 7/31/06, 4.75%, principal and interest in the amount of $113,680, due 8/1/06, (collaterized by SBA #505861 with a par value of $109,476, coupon rate of 8.3750%, due 4/25/27, market value of $119,348)	$113,665
	TOTAL REPURCHASE AGREEMENT (Cost $113,665)	113,665

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 32.9%
394,604	Abbey National PLC, Eurodollar Term, 5.29%, due 8/11/06	394,604
394,604	American Beacon Funds, Money Market Fund	394,604
394,604	Bank of Montreal, Eurodollar Overnight, 5.29%, due 8/3/06	394,604
394,604	Bank of the West, Eurodollar Overnight, 5.25%, due 8/7/06	394,604
315,684	Barton Capital LLC, Commercial Paper, 5.313%, due 8/11/06	315,684
394,604	BGI Institutional Money Market Fund	394,604
394,603	BNP Paribas, Eurodollar Term, 5.26%, due 8/8/06	394,603
394,603	Branch Banker & Trust, Eurodollar Term, 5.355%, due 8/28/06	394,603
394,603	Calyon, Eurodollar Term, 5.37%, due 9/1/06	394,603
236,762	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.36%, due 8/29/06	236,762
315,683	Clipper Receivables Corp., Commercial Paper, 5.344%, due 8/14/06	315,683
394,603	Dexia Group, Eurodollar Term, 5.275%, due 8/10/06	394,603
362,829	Goldman Sachs Financial Square Prime Obligations Fund, Money Market Fund	362,829
236,762	Greyhawk Funding, Commercial Paper, 5.389%, due 8/21/06	236,762
394,603	Harris NA, Eurodollar Overnight, 5.29%, due 8/7/06	394,603
394,603	Kitty Hawk Funding Corp., Commercial Paper, 5.376%, due 8/21/06	394,603
394,603	Lloyds TSB Bank, Eurodollar Term, 5.28%, due 8/10/06	394,603
394,603	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.303%, due 8/1/06	394,603
394,603	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 8/1/06	394,603
394,603	National Australia Bank, Eurodollar Overnight, 5.29%, due 8/1/06	394,603
394,603	Paradigm Funding LLC, Commercial Paper, 5.341%, due 8/15/06	394,603
394,603	Park Avenue Receivables Corp., Commercial Paper, 5.291%, due 8/1/06	394,603
276,222	Rabobank Nederland, Eurodollar Overnight, 5.29%, due 8/1/06	276,222

$394,603	Regions Bank, Eurodollar Overnight, 5.27%, due 8/4/06	$394,603
315,683	Sheffield Receivables Corp., Commercial Paper, 5.311%, due 8/11/06	315,683
327,806	Svenska Handlesbanken, Eurodollar Overnight, 5.29%, due 8/1/06	327,806
394,603	Variable Funding Capital Co., Commercial Paper, 5.272%, due 8/2/06	394,603
394,603	Wells Fargo, Eurodollar Term, 5.33%, due 8/14/06	394,603
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $10,279,496)	10,279,496

TOTAL INVESTMENTS (Cost $39,651,664) (3)	132.9%	$41,542,884
LIABILITIES IN EXCESS OF OTHER ASSETS	(32.9)	(10,295,563)
NET ASSETS	100.0%	$31,247,321

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $39,693,235.
Abbreviations:
SBA —	Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.
Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS — 98.7% *
	Aerospace & Defense — 3.0%
13,060	General Dynamics Corp.	$875,281
11,615	Lockheed Martin Corp.	925,483
13,015	United Technologies Corp.	809,403
		2,610,167
	Air Freight & Logistics — 1.5%
11,835	CH Robinson Worldwide, Inc.	541,806
11,585	United Parcel Service, Inc. — Class B	798,322
		1,340,128
	Automobiles — 0.9%
13,550	Harley-Davidson, Inc. (1)	772,350

	Beverages — 2.1%
26,910	Pepsi Bottling Group, Inc.	894,757
15,355	PepsiCo, Inc.	973,200
		1,867,957
	Biotechnology — 1.0%
12,445	Amgen, Inc. (2)	867,914

	Capital Markets — 8.2%
27,370	American Capital Strategies, Ltd. (1)	957,950
6,250	Bear Stearns Cos., Inc.	886,687
6,445	Blackrock, Inc. — Class A (1)	832,436
5,600	Goldman Sachs Capital, Inc.	855,400
12,450	Lehman Brothers Holdings, Inc.	808,627
11,675	Merrill Lynch & Co., Inc.	850,173
14,430	Morgan Stanley (1)	959,595
20,865	Nuveen Investments, Inc. — Class A (1)	990,879
		7,141,747
	Commercial Banks — 1.5%
8,950	Barclays PLC, Sponsored ADR (1)	423,425
12,780	PNC Financial Services Group, Inc.	905,335
		1,328,760
	Commercial Services & Supplies — 0.9%
23,395	Waste Management, Inc.	804,320

	Communications Equipment — 2.9%
76,285	Avaya, Inc. (2)	706,399
44,095	Cisco Systems, Inc. (2)	787,096
44,325	Motorola, Inc.	1,008,837
		2,502,332

	Computers & Peripherals — 5.0%
70,070	EMC Corp. (2)	$711,211
27,875	Hewlett-Packard Co.	889,491
11,240	International Business Machines Corp.	870,088
18,770	Lexmark International, Inc. (2)	1,014,519
51,860	QLogic Corp. (2)	907,031
		4,392,340
	Construction Materials — 0.8%
18,225	Florida Rock Industries, Inc. (1)	693,644

	Consumer Finance — 0.9%
16,350	First Marblehead Corp. (The) (1)	748,830

	Diversified Financial Services — 5.3%
19,000	Bank of America Corp.	979,070
16,855	CIT Group, Inc.	773,813
19,050	Citigroup, Inc.	920,306
16,830	IntercontinentalExchange, Inc. (2)	1,003,068
20,815	J.P. Morgan Chase & Co.	949,580
		4,625,837
	Electrical Equipment — 0.7%
10,540	Rockwell Automation, Inc.	653,269

	Electronic Equipment & Instruments — 1.1%
15,965	CDW Corp.	943,212

	Energy Equipment & Services — 3.4%
17,595	BJ Services Co.	638,171
20,200	Cameron International Corp. (2)	1,018,282
15,490	Smith International, Inc.	690,389
14,065	Tidewater, Inc.	671,041
		3,017,883
	Food & Staples Retailing — 3.3%
17,755	Costco Wholesale Corp.	936,754
42,200	Kroger Co. (The) (1)	967,646
33,670	Safeway, Inc.	945,454
		2,849,854
	Gas Utilities — 0.6%
5,740	Questar Corp.	508,564

	Health Care Equipment & Supplies — 2.2%
4,470	Alcon, Inc. (1)	493,577
15,510	Becton Dickinson & Co.	1,022,419
9,550	Hospira, Inc. (2)	417,240
		1,933,236
	Health Care Providers & Services — 5.0%
24,370	Aetna, Inc.	767,411
9,880	CIGNA Corp.	901,550
12,985	Express Scripts, Inc. (2)	1,000,235
17,840	UnitedHealth Group, Inc.	853,287
11,285	WellPoint, Inc. (2)	840,733
		4,363,216

	Hotels, Restaurants & Leisure — 0.4%
11,495	Darden Restaurants, Inc.	$388,531

	Household Durables — 0.8%
9,410	Whirlpool Corp.	726,358

	Household Products — 1.0%
14,676	Colgate-Palmolive Co.	870,580

	Independent Power Producers & Energy Traders — 2.1%
15,590	Constellation Energy Group, Inc.	902,817
14,360	TXU Corp.	922,343
		1,825,160
	Insurance — 3.9%
8,890	Chubb Corp.	448,234
9,405	Hartford Financial Services Group, Inc.	797,920
16,230	Lincoln National Corp. (1)	919,916
8,784	Metlife, Inc. (1)	456,768
15,147	SAFECO Corp.	813,697
		3,436,535
	Internet Software & Services — 0.4%
1,000	Google, Inc. - Class A (2)	386,600

	Life Sciences Tools & Services — 1.2%
32,050	Applera Corp. - Applied Biosystems Group	1,030,408

	Machinery — 4.3%
7,565	Cummins, Inc. (1)	885,105
11,900	Eaton Corp.	762,790
16,850	Illinois Tool Works, Inc.	770,551
19,225	Ingersoll-Rand Co. - Class A	688,255
8,415	Paccar, Inc.	679,511
		3,786,212
	Media — 0.5%
14,505	Disney (Walt) Co.	430,653

	Metals & Mining — 3.0%
21,150	Nucor Corp. (1)	1,124,546
2,280	Rio Tinto PLC, Sponsored ADR	476,269
10,345	Southern Copper Corp.	998,293
		2,599,108
	Multiline Retail — 1.8%
24,676	Nordstrom, Inc.	846,387
5,440	Sears Holdings Corp. (2)	746,640
		1,593,027
	Multi-Utilities — 2.0%
31,225	Duke Energy Corp.	946,742
19,695	PG&E Corp.	820,888
		1,767,630
	Oil, Gas & Consumable Fuels — 6.9%
14,480	Anadarko Petroleum Corp.	662,315
13,585	Chevron Corp.	893,621
15,104	ConocoPhillips	1,036,739

16,220	Devon Energy Corp.	$1,048,461
13,200	Exxon Mobil Corp.	894,168
10,935	Hess Corp.	578,462
13,110	Valero Energy Corp.	884,007
		5,997,773
	Pharmaceuticals — 5.0%
7,710	Eli Lilly & Co.	437,697
15,340	Johnson & Johnson	959,517
53,415	King Pharmaceuticals, Inc. (1) (2)	909,123
26,640	Merck & Co., Inc.	1,072,793
21,115	Wyeth	1,023,444
		4,402,574
	REIT — 1.0%
21,805	Istar Financial, Inc.	866,967

	Road & Rail — 0.8%
17,050	Norfolk Southern Corp.	740,311

	Semiconductors & Semiconductor Equipment — 4.3%
58,435	Altera Corp. (2)	1,011,510
30,460	Analog Devices, Inc.	984,772
18,490	Kla-Tencor Corp. (1)	780,093
32,790	Texas Instruments, Inc.	976,486
		3,752,861
	Software — 0.5%
29,420	Oracle Corp. (2)	440,417

	Speciality Retail — 3.7%
10,255	Abercrombie & Fitch Co. - Class A	543,105
29,290	American Eagle Outfitters, Inc. (1)	962,469
23,250	Home Depot, Inc.	807,008
12,890	Lowe’s Companies, Inc.	365,432
25,000	Staples, Inc.	540,500
		3,218,514
	Thrifts & Mortgage Finance — 1.4%
18,980	IndyMac Bancorp, Inc. (1)	801,905
9,270	Washington Mutual, Inc.	414,369
		1,216,274
	Tobacco — 2.5%
19,230	Carolina Group	1,103,417
8,510	Reynolds American, Inc. (1)	1,078,898
		2,182,315
	Wireless Telecommunication Services — 0.9%
15,330	NII Holdings, Inc. - Class B (2)	809,117

	TOTAL COMMON STOCKS
	(Cost $80,064,286)	86,433,485

Face
Amount
REPURCHASE AGREEMENT — 1.3%
$1,131,717	With Investors Bank & Trust Co., dated 7/31/06, 4.75%, principal and interest in the amount of $1,131,866, due 8/1/06, (collateralized by SBA #505309 with a par value of $1,118,965, coupon rate of 7.625%, due 1/25/26, market value of $1,188,303	$1,131,717

	TOTAL REPURCHASE AGREEMENT
	(Cost $1,131,717)	1,131,717

Face Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 17.8%
597,249	Abbey National PLC, Eurodollar Term, 5.29%, due 8/11/06	597,249
597,244	American Beacon Funds, Money Market Fund	597,244
597,244	Bank of Montreal, Eurodollar Overnight, 5.29%, due 8/3/06	597,244
597,244	Bank of the West, Eurodollar Overnight, 5.25%, due 8/7/06	597,244
477,795	Barton Capital LLC, Commercial Paper, 5.313%, due 8/11/06	477,795
597,244	BGI Institutional Money Market Fund	597,244
597,244	BNP Paribas, Eurodollar Term, 5.26%, due 8/8/06	597,244
597,244	Branch Banker & Trust, Eurodollar Term, 5.355%, due 8/28/06	597,244
597,244	Calyon, Eurodollar Term, 5.37%, due 9/1/06	597,244
358,346	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.36%, due 8/29/06	358,346
477,795	Clipper Receivables Corp., Commercial Paper, 5.344%, due 8/14/06	477,795
597,244	Dexia Group, Eurodollar Term, 5.275%, due 8/10/06	597,244
549,153	Goldman Sachs Financial Square Prime Obligations Fund, Money Market Fund	549,153
358,346	Greyhawk Funding, Commercial Paper, 5.389%, due 8/21/06	358,346
597,244	Harris NA, Eurodollar Overnight, 5.29%, due 8/7/06	597,244
597,244	Kitty Hawk Funding Corp., Commercial Paper, 5.376%, due 8/21/06	597,244
597,244	Lloyds TSB Bank, Eurodollar Term, 5.28%, due 8/10/06	597,244
597,244	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.303%, due 8/1/06	597,244
597,244	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 8/1/06	597,244
597,244	National Australia Bank, Eurodollar Overnight, 5.29%, due 8/1/06	597,244
597,244	Paradigm Funding LLC, Commercial Paper, 5.341%, due 8/15/06	597,244
597,244	Park Avenue Receivables Corp., Commercial Paper, 5.291%, due 8/1/06	597,244
418,071	Rabobank Nederland, Eurodollar Overnight, 5.29%, due 8/1/06	418,071

$597,244	Regions Bank, Eurodollar Overnight, 5.27%, due 8/4/06	$597,244
477,795	Sheffield Receivables Corp., Commercial Paper, 5.311%, due 8/11/06	477,795
496,145	Svenska Handlesbanken, Eurodollar Overnight, 5.29%, due 8/1/06	496,145
597,244	Variable Funding Capital Co., Commercial Paper, 5.272%, due 8/2/06	597,244
597,244	Wells Fargo, Eurodollar Term, 5.33%, due 8/14/06	597,244
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $15,558,331)	15,558,331

TOTAL INVESTMENTS
(Cost $96,754,334) (3)	117.8%	$103,123,533
LIABILITIES IN EXCESS OF OTHER ASSETS	(17.8)	(15,589,515)
NET ASSETS	100.0%	$87,534,018

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 1.
(2)	Non-income producing security.
(3)	Aggregate cost for federal tax purposes was $96,758,326.
Abbreviations:
ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust
SBA —	Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS — 99.1% *
	Aerospace & Defense — 4.8%
5,240	Boeing Co.	$405,681
7,555	Lockheed Martin Corp.	601,982
8,015	United Technologies Corp.	498,453
		1,506,116
	Air Freight & Logistics — 1.7%
7,525	United Parcel Service, Inc. — Class B	518,548

	Beverages — 0.8%
5,630	Coca-Cola Co. (The)	250,535

	Biotechnology — 4.4%
9,500	Amgen, Inc. (1)	662,530
4,825	Biogen Idec, Inc. (1)	203,229
15,785	ImClone Systems, Inc. (1)	513,012
		1,378,771
	Building Products — 1.9%
7,455	American Standard Cos., Inc.	287,987
10,740	Masco Corp.	287,080
		575,067
	Capital Markets — 4.1%
2,535	Goldman Sachs Capital, Inc.	387,221
4,690	Northern Trust Corp.	267,799
13,005	Nuveen Investments, Inc. — Class A	617,607
		1,272,627
	Commercial Services & Supplies — 1.3%
4,210	Dun & Bradstreet Corp. (1)	280,891
3,900	Robert Half International, Inc.	126,204
		407,095
	Communications Equipment — 1.7%
29,270	Cisco Systems, Inc. (1)	522,469

	Computers & Peripherals — 7.4%
7,985	Apple Computer, Inc. (1)	542,661
7,755	International Business Machines Corp.	600,315
5,125	Lexmark International, Inc. (1)	277,006
20,460	QLogic Corp. (1)	357,845
30,005	Western Digital Corp. (1)	526,288
		2,304,115
	Consumer Finance — 2.0%
13,335	First Marblehead Corp. (The)	610,743

	Electrical Equipment — 1.3%
6,375	Rockwell Automation, Inc.	$395,122

	Energy Equipment & Services — 4.8%
18,000	BJ Services Co.	652,860
6,175	ENSCO International, Inc.	285,409
11,650	Tidewater, Inc.	555,822
		1,494,091
	Food Products — 3.8%
14,930	Campbell Soup Company	547,632
15,385	H.J. Heinz Co.	645,708
		1,193,340
	Health Care Equipment & Supplies — 1.2%
5,820	Becton Dickinson & Co.	383,654

	Health Care Providers & Services — 3.8%
16,790	Aetna, Inc.	528,717
8,600	Express Scripts, Inc. (1)	662,458
		1,191,175
	Health Care Technology — 0.9%
10,310	IMS Health, Inc.	282,906

	Hotels, Restaurants & Leisure — 1.4%
12,440	Darden Restaurants, Inc.	420,472

	Household Durables — 1.3%
1,500	Black & Decker Corp. (The)	105,765
575	NVR, Inc. (1)	284,625
		390,390
	Household Products — 2.6%
12,610	Energizer Holdings, Inc. (1)	802,374

	Independent Power Producers & Energy Traders — 2.0%
9,815	TXU Corp.	630,417

	Insurance — 1.9%
9,755	American International Group, Inc.	591,836

	Internet Software & Services — 1.9%
1,565	Google, Inc. - Class A (1)	605,029

	IT Services — 2.0%
13,765	Mastercard, Inc.-Class A (1)	631,401

	Machinery — 3.2%
5,795	Cummins, Inc.	678,015
7,020	Illinois Tool Works, Inc.	321,025
		999,040
	Media — 1.0%
5,105	Clear Channel Communications, Inc.	147,790
1,775	Omnicom Group, Inc.	157,105
		304,895

	Metals & Mining — 1.6%
5,135	Southern Copper Corp.	$495,528

	Multiline Retail — 3.7%
5,925	Family Dollar Stores, Inc.	134,616
10,225	J.C. Penney Co., Inc. (Holding Co.)	643,766
11,285	Nordstrom, Inc.	387,076
		1,165,458
	Personal Products — 0.8%
8,915	Avon Products, Inc.	258,446

	Pharmaceuticals — 9.2%
2,325	Allergan, Inc.	250,751
19,285	Bristol-Myers Squibb Co.	462,261
11,580	Eli Lilly & Co.	657,397
7,470	Forest Laboratories, Inc. (1)	345,936
7,825	Johnson & Johnson	489,454
13,235	Wyeth	641,500
		2,847,299
	Road & Rail — 2.1%
25,210	JB Hunt Transport Services, Inc.	518,570
3,020	Norfolk Southern Corp.	131,128
		649,698
	Semiconductors & Semiconductor Equipment — 6.1%
7,415	Altera Corp. (1)	128,354
16,200	Applied Materials, Inc.	254,988
10,515	Kla-Tencor Corp.	443,628
7,515	Maxim Intergrated Products, Inc.	220,791
15,725	National Semiconductor Corp.	365,764
19,305	Novellus Systems Inc. (1)	488,610
		1,902,135
	Software — 5.0%
20,025	Autodesk, Inc. (1)	683,053
31,415	BEA Systems, Inc. (1)	368,812
13,775	Microsoft Corp.	331,013
10,895	Oracle Corp. (1)	163,098
		1,545,976
	Speciality Retail — 3.9%
4,340	Abercrombie & Fitch Co. - Class A	229,846
12,625	American Eagle Outfitters, Inc.	414,858
12,366	Circuit City Stores, Inc.	302,967
7,555	Home Depot, Inc.	262,234
		1,209,905
	Tobacco — 3.1%
2,570	Altria Group, Inc.	205,523
15,275	UST, Inc.	772,151
		977,674
	Wireless Telecommunication Services — 0.4%
2,565	NII Holdings, Inc. - Class B (1)	135,381

	TOTAL COMMON STOCKS
	(Cost $29,308,745)	30,849,728

Face
Amount
REPURCHASE AGREEMENT — 0.9%
$266,799	With Investors Bank & Trust Co., dated 7/31/06, 4.75%, principal and interest in the amount of $266,834, due 8/1/06, (collaterized by SBA #503999 with a par value of $269,029, coupon rate of 8.125%, due 12/25/22, market value of $280,139)	$266,799
TOTAL REPURCHASE AGREEMENT
(Cost $266,799)	266,799

TOTAL INVESTMENTS
(Cost $29,575,544) (2)	100.0%	$31,116,527
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	5,929
NET ASSETS	100.0%	$31,122,456

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $29,576,749.
Abbreviation:
SBA —	Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Investments (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of eleven portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, and the Large Cap Growth Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements.

Valuation of Securities:  As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a United States (“US”) securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”).

Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts:  The International Portfolio and Philadelphia International Fund may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolios’ securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no contracts open as of July 31, 2006.

Foreign Currency Translation: The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio and Philadelphia International Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US Government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US Government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements:  The Government Cash Portfolio and the Core Fixed Income Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer’s holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio and the Core Fixed Income Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements. There were no open reverse repurchase agreements as of July 31, 2006.

Interest-Only Securities:  The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of “stripped” securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

Principal-Only Securities:  The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of “stripped” securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations:  The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA/When Issued Purchase Commitments:  The Core Fixed Income Portfolio may enter into TBA (to be announced)/ when issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio’s other assets.

Options Transactions:  The Strategic Equity Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. As of July 31, 2006, there were no option contracts open or outstanding.

Lending of Portfolio Securities Each Portfolio, using Investors Bank & Trust Company (“IBT”) as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which is invested by the lending agent in short-term money market instruments, in an amount at least equal to the current market value of the loaned securities. Information regarding the value of the securities loaned and the value of the collateral at period end is included in a footnote at the end of each applicable Portfolio’s Schedule of Portfolio Investments. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due.

As of July 31, 2006, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

			% of Total
	Market Value of	Market Value of	Assets
Portfolio	Loaned Securities	Collateral	on Loan

Core Fixed Income Portfolio	$34,702,237	$35,435,086	13.05

Strategic Equity Portfolio	5,395,215	5,554,128	6.03

Small Cap Equity Portfolio	42,845,005	44,756,851	15.78

Large Cap Value Portfolio	2,464,807	2,545,874	5.27

International Portfolio	15,055,489	14,311,065	1.54

Philadelphia International Fund	1,008,316	1,065,755	0.12

U.S. Emerging Growth Portfolio	9,871,085	10,279,496	23.87

Large Cap 100 Portfolio	15,097,086	15,558,331	15.07

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2. Unrealized Appreciation/(Depreciation)

As of July 31, 2006, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net

Core Fixed Income Portfolio	$1,336,356	$3,425,359	$(2,089,003)
Strategic Equity Portfolio	10,752,073	458,233	10,293,840
Small Cap Equity Portfolio	48,020,285	14,873,495	33,146,790
Large Cap Value Portfolio	4,359,724	619,583	3,740,141
International Portfolio	250,317,231	9,821,745	240,495,486
Philadelphia International Fund	173,727,317	11,453,452	162,273,865
U.S. Emerging Growth Portfolio	3,639,070	1,789,421	1,849,649
Large Cap 100 Portfolio	8,910,749	2,545,542	6,365,207
Large Cap Growth Portfolio	2,704,966	1,165,188	1,539,778

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) During the Registrant’s last fiscal quarter enhanced controls were implemented relating to the transmission of brokerage commission information among Registrant’s service providers.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/27/06